As filed with the Securities and Exchange Commission on October 4, 2007

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09079

Morgan Keegan Select Fund, Inc.

(Exact name of registrant as specified in charter)

Morgan Keegan Tower
Fifty North Front Street
Memphis, Tennessee	38103
(Address of principal executive offices)	(Zip code)

Allen B. Morgan, Jr.

Morgan Keegan Tower

Fifty North Front Street

Memphis, Tennessee 38103

(Name and address of agent for service)

Registrant’s telephone number, including area code: (901) 524-4100 with copies to:

Jennifer R. Gonzalez, Esq.

Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K Street, N.W.

Washington, D.C. 20006

Date of fiscal year end: June 30, 2007

Date of reporting period: June 30, 2007

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to stockholders of Morgan Keegan Select Fund, Inc. (the “Fund”) pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1):

Annual Report

June 30, 2007

Morgan Keegan
Select Fund, Inc.

Regions Morgan Keegan
Select Short Term Bond Fund

A bond fund for investors who seek a high level of current income consistent with the preservation of capital primarily from investment grade bonds.

Regions Morgan Keegan
Select Intermediate Bond Fund

A bond fund for investors who seek to earn a high level of income primarily from intermediate maturity, investment grade bonds.

Regions Morgan Keegan
Select High Income Fund

A bond fund for investors who can accept higher risk and seek to earn a high level of income primarily from below investment grade bonds.

Select FUNDS

REGIONS MORGAN KEEGAN

An investor should consider each Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about each Fund can be found in the Funds’ prospectus. To obtain a prospectus, call toll-free 800-564-2188. Please read the prospectus carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

i

LETTER TO SHAREHOLDERS

Dear Fellow Shareholders,

We are pleased to present the enclosed annual report for Regions Morgan Keegan Select Short Term Bond Fund, Regions Morgan Keegan Select Intermediate Bond Fund and Regions Morgan Keegan Select High Income Fund (each a “Fund” and, collectively, the “Funds”). In this report, you will find information on each Fund’s investment objective and strategy and learn how your investment performed during the fiscal year ended June 30, 2007. The portfolio managers will also provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes each Fund’s financial statements and portfolio of investments as of June 30, 2007.

In recent months, we have seen the bond market come under considerable pressure as investors shunned one type of investment after another. At first, investors sold sub-prime debt and it appeared that this was a problem relating exclusively to the housing slow-down and marginal borrowers. As the summer advanced, investors turned their backs on other types of bonds as well including bonds unrelated to housing and unrelated to marginal borrowers. Bond prices dropped substantially and consequently so did the value of our Funds. Eventually, in early August the bond markets for all but Government bonds ground to a virtual halt. During this entire period, our portfolio managers and staff have worked diligently to keep abreast of developments in the markets and to make the best of this difficult situation.

As always, we appreciate your continued support of the Regions Morgan Keegan Select family of funds. It is important to stay focused on your long-term investment strategy. Your financial adviser can help you evaluate your portfolio’s performance to ensure that your diversified mix of investments is designed to help generate the long-term performance your goals demand. We remain committed to helping you pursue your financial goals through investments in our fund family. You have our commitment to bring you the highest level of disciplined decision making and personal service to meet your financial needs. If you have any questions about the Funds, please call us toll-free at 800-564-2188.

Sincerely,

Brian B. Sullivan, CFA

President

Morgan Keegan Select Fund, Inc.

September 13, 2007

ABOUT SHAREHOLDER AND FUND EXPENSES

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of expenses on their investments. As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and on redemptions; and (2) operating costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. Operating costs, which are deducted from a Fund’s gross income, reduce the investment return of the Fund.

A Fund’s operating expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning January 1, 2007 and ending June 30, 2007.

The following table illustrates your Fund’s costs in two ways:

Based on actual fund return.    This section helps you estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading entitled “Expenses Paid During Period.”

Based on hypothetical 5% return.    This section is intended to help you compare your Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on the 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

ABOUT SHAREHOLDER AND FUND EXPENSES

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any sales charges (loads) on purchases or on redemptions which may be incurred by some of the Fund’s share classes. Therefore, the hypothetical account values and expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these sales charges (loads) were included, your overall costs would have been higher.

You can find more information about the Fund’s expenses, including annual expense ratios for the past five years, in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

	Annualized Expense Ratio	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period(1)

SHORT TERM BOND FUND
Actual
Class A Shares	0.76%	$1,000	$1,016.80	$3.80
Class C Shares	0.96%	1,000	1,014.80	4.80
Class I Shares	0.51%	1,000	1,018.00	2.55
Hypothetical (assuming a 5% return before expenses)
Class A Shares	0.76%	$1,000	$1,021.03	$3.81
Class C Shares	0.96%	1,000	1,020.03	4.81
Class I Shares	0.51%	1,000	1,022.27	2.56

INTERMEDIATE BOND FUND
Actual
Class A Shares	0.75%	$1,000	$985.20	$3.69
Class C Shares	1.10%	1,000	983.40	5.41
Class I Shares	0.50%	1,000	986.30	2.46
Hypothetical (assuming a 5% return before expenses)
Class A Shares	0.75%	$1,000	$1,021.08	$3.76
Class C Shares	1.10%	1,000	1,019.34	5.51
Class I Shares	0.50%	1,000	1,022.32	2.51

HIGH INCOME FUND
Actual
Class A Shares	1.09%	$1,000	$969.60	$5.32
Class C Shares	1.59%	1,000	967.20	7.76
Class I Shares	0.84%	1,000	970.80	4.10
Hypothetical (assuming a 5% return before expenses)
Class A Shares	1.09%	$1,000	$1,019.39	$5.46
Class C Shares	1.59%	1,000	1,016.91	7.95
Class I Shares	0.84%	1,000	1,020.63	4.21
(1)	Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

REGIONS MORGAN KEEGAN SELECT

SHORT TERM BOND FUND

OBJECTIVE & STRATEGY

Regions Morgan Keegan Select Short Term Bond Fund seeks a high level of current income consistent with preservation of capital. The Fund invests primarily in investment grade bonds rated, at the time of purchase, BBB- or higher (or a comparable rating) by at least one nationally recognized statistical rating organization or, if unrated, determined by the Fund’s investment adviser to be of comparable quality. The types of securities that the Fund may purchase include bonds of U.S. corporate and governmental issuers, U.S. dollar-denominated bonds of foreign issuers, mortgage-backed and other asset-backed securities, and preferred stock. The Fund may also invest in collateralized mortgage obligations, repurchase agreements, adjustable rate securities and payable in-kind bonds. The average effective maturity of the Fund’s portfolio will generally be three years or less.

INVESTMENT RISKS:    Investors in any bond fund should anticipate fluctuations in price. Bond prices and the value of bond funds decline as interest rates rise. Bonds with longer-term maturities generally are more vulnerable to interest rate risk than bonds with shorter-term maturities.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

For the fiscal year ended June 30, 2007, Regions Morgan Keegan Select Short Term Bond Fund’s Class A shares had a total return of 5.36%, based on net asset value. The Fund’s total return surpassed the Lehman Brothers 1-3 Year U.S. Government/Credit Index’s(1) twelve-month total return of 5.34%. For Class A Shares, the Fund paid $0.52 in distributions per share during the twelve-month period ended June 30, 2007.

The Fund’s performance was helped by improved portfolio earnings over the past twelve months and by some tightening of credit spreads in the short-term corporate debt sector. During May and June, the Fund’s net asset value came under pressure from a dramatic increase in short-term interest rates, as measured by the two-year Treasury, and from widening credit spreads in the mortgage-backed and structured finance sectors.

Although the assets in the Fund’s portfolio are investment grade with floating rate coupons or short maturities, the turmoil in the mortgage-backed market did have some impact on the Fund during May and June. Our expectation is that the current turmoil in the mortgage market will eventually lead the Federal Reserve to lower short-term rates and that economic growth will begin to slow by the fourth quarter of this year, showing the effects of tighter credit conditions.

REGIONS MORGAN KEEGAN SELECT SHORT TERM BOND FUND

In our opinion, the fallout in the mortgage market may present some very attractive high quality investment opportunities for the Fund over the next six months. Further, some allocation to fixed coupon bonds in the 2-3 year maturity range may be warranted if in fact we do see the Federal Reserve begin to lower short-term rates.

James C. Kelsoe, Jr., CFA Senior Portfolio Manager Morgan Asset Management, Inc.	David H. Tannehill, CFA Portfolio Manager Morgan Asset Management, Inc.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objectives. These views are subject to change at any time based upon market or other conditions, and Morgan Asset Management, Inc. disclaims any responsibility to update such views. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in the Fund.

INDEX DESCRIPTION

(1)

The Lehman Brothers 1-3 Year U.S. Government/Credit Index is an index composed of all bonds of investment grade quality with a maturity between one and three years. The index is unmanaged and, unlike the Fund, is not affected by cashflows or trading and other expenses. It is not possible to invest directly in an index.

REGIONS MORGAN KEEGAN SELECT
SHORT TERM BOND FUND

PORTFOLIO STATISTICS†

AS OF JUNE 30, 2007

Average Credit Quality	A+
Current Yield	5.17%
Yield to Maturity	6.52%
Duration	1.86 Years
Average Effective Maturity	2.48 Years
Total Number of Holdings	76

†	The Fund’s composition is subject to change.

CREDIT QUALITY†

AS OF JUNE 30, 2007

% OF DEBT SECURITIES		% OF DEBT SECURITIES
Government Guaranteed	7.6%	A-	11.0%
AAA	26.2%	BBB+	4.7%
AA	7.1%	BBB	19.4%
A+	3.1%	BBB-	5.6%
A	8.0%	Not Rated	7.3%

		Total	100.0%

†	The Fund’s composition is subject to change.

ASSET ALLOCATION†

AS OF JUNE 30, 2007

% OF TOTAL INVESTMENTS
Corporate Bonds	32.5%
Collateralized Debt Obligations	16.6%
Collateralized Mortgage Obligations	14.9%
Government & Agency Securities	9.5%
U.S. Treasury Obligations	5.8%
Home Equity Loans	3.1%
Equipment Leases	5.1%
Commercial Loans	3.6%
Preferred Stocks	2.7%
Certificate-Backed Obligations	2.3%
Franchise Loans	0.8%
Short-Term Investments	3.1%

Total	100.0%

†	The Fund’s composition is subject to change.

REGIONS MORGAN KEEGAN SELECT
SHORT TERM BOND FUND

GROWTH OF A $10,000 INVESTMENT

CLASS A SHARES

The graph below illustrates a hypothetical investment of $10,000 in Regions Morgan Keegan Select Short Term Bond Fund—Class A Shares from the commencement of investment operations on March 8, 2001 to June 30, 2007(1) compared to the Lehman Brothers 1-3 Year U.S. Government/Credit Index(2).

GROWTH OF A $10,000 INVESTMENT

CLASS C SHARES

The graph below illustrates a hypothetical investment of $10,000 in Regions Morgan Keegan Select Short Term Bond Fund—Class C Shares from the commencement of investment operations on November 4, 2005 to June 30, 2007(1) compared to the Lehman Brothers 1-3 Year U.S. Government/Credit Index(2).

REGIONS MORGAN KEEGAN SELECT
SHORT TERM BOND FUND

GROWTH OF A $10,000 INVESTMENT

CLASS I SHARES

The graph below illustrates a hypothetical investment of $10,000 in Regions Morgan Keegan Select Short Term Bond Fund—Class I Shares from the commencement of investment operations on January 5, 2001 to June 30, 2007(1) compared to the Lehman Brothers 1-3 Year U.S. Government/Credit Index.(2)

REGIONS MORGAN KEEGAN SELECT

SHORT TERM BOND FUND

PERFORMANCE INFORMATION

	AVERAGE ANNUAL TOTAL RETURNS
AS OF JUNE 30, 2007(1)	SIX MONTHS*	1 YEAR	5 YEAR	COMMENCEMENT OF INVESTMENT OPERATIONS(3)
CLASS A SHARES**	0.15%	3.78%	4.06%	3.77%
(EXCLUDING SALES LOAD)	1.68%	5.36%	4.38%	4.02%
CLASS C SHARES***	0.47%	4.01%	N/A	4.58%
(EXCLUDING CDSC)	1.48%	5.06%	N/A	4.58%
CLASS I SHARES	1.80%	5.62%	4.64%	4.30%
LEHMAN BROTHERS 1-3 YEAR U.S. GOVERNMENT/CREDIT INDEX(2)	2.16%	5.34%	3.19%	N/A
*	Not annualized for periods less than one year.
**	Reflects the maximum sales load of 1.50%.
***	Reflects the maximum contingent deferred sales charge (CDSC) of 1.00% for shares redeemed within one year of purchase.

(1)

Effective July 1, 2006, Morgan Asset Management, Inc. agreed to voluntarily waive a portion of its contractual investment advisory fee. Absent this waiver, which is subject to change at any time, performance would have been lower. Please see Note 3 to the Financial Statements for more information on the waiver.

(2)

The Lehman Brothers 1-3 Year U. S. Government/Credit Index is an index composed of all bonds of investment grade with a maturity between one and three years. Total returns for the index shown are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows or trading and other expenses. It is not possible to invest directly in an index.

(3)	The Fund’s Class A Shares, Class C Shares and Class I Shares commenced investment operations on March 8, 2001, November 4, 2005 and January 5, 2001, respectively.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund performance changes over time and current performance may be lower or higher than what is stated. For the most recent performance, call toll-free 800-564-2188. The Fund’s performance results are shown on a total return basis and include the reinvestment of all dividends and capital gain distributions in the Fund. Returns shown in the chart and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

REGIONS MORGAN KEEGAN SELECT
SHORT TERM BOND FUND

PORTFOLIO OF INVESTMENTS

JUNE 30, 2007

Principal Amount/ Shares	Description	Value (b)

Asset-Backed Securities–Investment Grade–30.5% of Net Assets
	Certificate-Backed Obligations (“CBO”)–2.3%
2,000,000	American General CBO Ltd. 2000-1A B1, 6.688% 8/24/12 (a)(e)	$2,017,500

	Collateralized Debt Obligations (“CDO”)–16.0%
1,500,000	Acacia CDO, Ltd. 10A D, 8.360% 9/7/46 (a)(e)	1,350,000
1,352,496	CDO Repackaging Trust Series 2006-A 1, 7.156% 1/17/36 (a)(e)	1,345,734
1,201,285	Diversified Asset Securitization Holdings II LP 1A A1, 7.873% 9/15/35	1,250,153
1,000,000	Fort Dequesne CDO Ltd. 2006-1A D, 8.820% 10/26/46 (a)(e)	792,500
2,000,000	Fulton Street CDO Ltd. 1A A2, 6.208% 4/20/37 (a)(e)	1,920,000
1,433,730	Harborview CDO III Ltd. 3A A, 5.850% 9/15/31 (a)(e)	1,189,996
1,500,000	Kodiak CDO 2006-1A G, 8.856% 8/7/37 (a)(e)	1,365,000
2,000,000	Kodiak CDO 2007-2A C1, 6.767% 11/7/42 (a)(e)	1,975,000
750,000	Pasa Funding Ltd. 2007-1A D, 9.324% 4/7/52 (e)	675,000
500,000	Prado CDO Ltd. 2003-1A C, 7.559% 11/15/14 (a)	501,880
500,000	Stack Ltd. 2005-1A D, 8.820% 3/27/40 (a)(e)	487,500
1,500,000	Taberna Preferred Funding Ltd. 2006-5A B1, 8.106% 8/5/36 (a)(e)	1,447,500

		14,300,263

	Commercial Loans–3.5%
371,575	Bank of America-First Union NB Commercial Mortgage 2001-3 A1, 4.890% 4/11/37	368,318
735,395	Bear Stearns Commercial Mortgage Securities 2001-TOP2 A1, 6.080% 2/15/35	740,581
503,483	Morgan Stanley Capital I 2003-IQ6 A1, 2.800% 12/15/41	497,745
464,988	Morgan Stanley Dean Witter Capital I 2001-280 A1, 6.148% 2/3/16 (a)	471,284
1,019,369	Mortgage Capital Funding Inc. 1998-MC2 A2, 6.423% 6/18/30	1,020,626

		3,098,554

	Equipment Leases–4.9%
1,884,443	Aerco Limited 2A A3, 5.780% 7/15/25 (a)	1,608,843
999,801	Aviation Capital Group Trust 2000-1A A1, 5.800% 11/15/25 (a)	879,825
1,872,753	Aviation Capital Group Trust 2005-3A C1, 8.570% 12/25/35 (a)(e)	1,900,845

		4,389,513

	Franchise Loans–0.8%
672,393	Atherton Franchisee Loan Funding 1999-A A2, 7.230% 4/15/12 (a)	681,848
44,092	FMAC Loan Receivables Trust 1999-C A, 6.750% 12/15/19	44,012

		725,860

	Home Equity Loans–3.0%
940,000	ACE Securities Corp. 2005-SL1 M4, 6.110% 6/25/35	859,850
81,209	Empire Funding Home Loan Owner Trust 1999-1 M2, 9.500% 5/25/30	81,359
538,139	Equifirst Mortgage Loan Trust 2003-1 M3, 9.070% 12/25/32	503,074
109,194	Home Equity Asset Trust 2003-4 B2, 9.320% 10/25/33 (e)	27,298
1,000,000	Master Asset-Backed Securities Trust 2004-HE1 M11, 8.820% 9/25/34 (e)	910,000

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

REGIONS MORGAN KEEGAN SELECT
SHORT TERM BOND FUND

PORTFOLIO OF INVESTMENTS

JUNE 30, 2007

Principal Amount/ Shares	Description	Value (b)

Asset-Backed Securities–Investment Grade (continued)
	Home Equity Loans (continued)
284,928	Morgan Stanley Home Equity Loan Notes 2006-2NA N1, 6.250% 2/25/36 (a)(e)	$279,230
37,214	SB Finance Trust 2005-KS6N A1A, 4.750% 7/25/35 (a)(e)	35,353

		2,696,164

	Total Asset-Backed Securities–Investment Grade (cost $27,905,379)	27,227,854

Corporate Bonds–Investment Grade–28.5% of Net Assets
	Agriculture–1.1%
1,000,000	Cargill Inc., 6.150% 2/25/08 (a)	1,001,026

	Commercial Banks–1.2%
1,000,000	Compass Trust I, 8.230% 1/15/27	1,041,150

	Communications–1.1%
1,000,000	COX Enterprises Inc., 4.375% 5/1/08 (a)	989,976

	Cruise Lines–0.6%
500,000	Carnival Corp., 3.750% 11/15/07	497,018

	Electronics–1.5%
1,350,000	Ametek Inc., 7.200% 7/15/08	1,362,895

	Finance–10.4%
3,000,000	Countrywide Home Loans Inc., 4.250% 12/19/07	2,982,258
1,000,000	General Electric Capital Corp., 4.875% 10/21/10	984,454
1,000,000	General Electric Capital Corp., 5.720% 8/22/11	999,768
1,000,000	JP Morgan & Co. Inc., 6.700% 11/1/07	1,003,942
2,000,000	Lehman Brothers Capital Trust VII, 5.857% 11/29/49	1,959,116
1,000,000	MBNA Capital A, 8.278% 12/1/26	1,043,579
400,000	SLM Corp., 4.820% 1/31/14	325,532

		9,298,649

	Hotels–1.1%
1,000,000	Hospitality Properties Trust, 7.000% 3/1/08	1,007,504

	Industrials–2.2%
500,000	Golden State Petroleum Transport, 8.040% 2/1/19	526,805
560,000	Grupo Minero Mexico SA de CV, 8.250% 4/1/08	570,360
814,000	Ispat Inland ULC, 9.750% 4/1/14	902,177

		1,999,342

	Insurance–1.1%
1,000,000	Unitrin Inc., 5.750% 7/1/07	1,001,161

	Special Purpose Entities–5.6%
2,000,000	Cyrus Reinsurance Holdings, 6.360% 9/1/08 (a)(e)	2,035,000
1,000,000	Parcs-R 2007-8, 5.321% 1/25/46 (a)(e)	1,000,000

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

REGIONS MORGAN KEEGAN SELECT
SHORT TERM BOND FUND

PORTFOLIO OF INVESTMENTS

JUNE 30, 2007

Principal Amount/ Shares	Description	Value (b)

Corporate Bonds–Investment Grade (continued)
	Special Purpose Entities (continued)
2,000,000	Steers Delaware Business Trust 2007-A, 7.610% 6/20/18 (a)(e)	$2,000,000

		5,035,000

	Technology–1.1%
1,000,000	NCR Corp., 7.125% 6/15/09	1,021,553

	Telecommunications–1.5%
1,200,000	US Unwired Inc., 10.000% 6/15/12	1,299,431

	Total Corporate Bonds–Investment Grade (cost $25,781,320)	25,554,705

Corporate Bonds–Below Investment Grade or Unrated–2.8% of Net Assets
	Finance–2.8%
1,000,000	Mainstreet Capital Trust I, 8.900% 12/1/27	1,053,342
1,500,000	US AgBank FCB, 6.110% 4/29/49 (a)	1,477,155

		2,530,497

	Total Corporate Bonds–Below Investment Grade or Unrated (cost $2,554,040)	2,530,497

Mortgage-Backed Securities–Investment Grade–14.4% of Net Assets
	Collateralized Mortgage Obligations–14.4%
1,455,049	Banc of America Mortgage Securities Inc. 2004-B 2A2, 4.095% 3/25/34	1,440,925
239,462	Countrywide Alternative Loan Trust 2004-15 1A2, 5.042% 9/25/34	245,113
364,614	Countrywide Alternative Loan Trust 2004-15 2A2, 5.080% 9/25/34	360,009
1,320,273	Countrywide Alternative Loan Trust 2005-82 B2, 7.320% 2/25/36	1,259,792
2,751,980	Countrywide Alternative Loan Trust 2005-49CB A5, 5.500% 11/25/35	2,684,695
1,000,000	Deutsche Mortgage Securities, Inc. 2006-RS1 N2, 7.237% 9/27/35 (a)(e)	980,000
596,237	GSR Mortgage Loan Trust 2004-1 0F 1A1, 4.500% 8/25/19	585,644
1,519,977	Harborview Mortgage Loan Trust 2004-6 5A, 4.664% 8/19/34	1,478,737
185,465	Harborview Mortgage Loan Trust 2004-4 3A, 6.070% 6/19/34	184,965
1,000,000	Park Place Securities Inc. 2004-WCW1 M8, 8.820% 9/25/34	926,699
1,500,000	Structured Adjustable Rate Mortgage Loan Trust 2006-8 4A2, 5.986% 9/25/36	1,488,277
864,273	Structured Asset Investment Loan Trust 2003-BC12 M2, 7.070% 11/25/33	861,539
391,317	Washington Mutual Inc. 2003-AR10 A4, 4.058% 10/25/33	388,875

	Total Mortgage-Backed Securities–Investment Grade (cost $13,117,849)	12,885,270

Government & Agency Securities–9.1% of Net Assets
1,139,907	Fannie Mae 2003-129 MB, 4.000% 12/25/16 (d)	1,127,135
1,000,000	Fannie Mae Discount Note, Zero Coupon Bond 10/31/07 (d)	982,892

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

REGIONS MORGAN KEEGAN SELECT
SHORT TERM BOND FUND

PORTFOLIO OF INVESTMENTS

JUNE 30, 2007

Principal Amount/ Shares	Description	Value (b)

Government & Agency Securities (continued)
5,000,000	Fannie Mae Discount Note, Zero Coupon Bond 12/28/07 (d)	$4,873,955
125,067	Small Business Administration 2001-P10B 1, 6.344% 8/1/11	126,477
1,109,391	Small Business Administration Participation Certificates 2003-20E 1, 4.640% 5/1/23	1,053,397

	Total Government & Agency Securities (cost $8,242,612)	8,163,856

U.S. Treasury Obligations–5.6% of Net Assets
5,000,000	United States Treasury Bill, Zero Coupon Bond 7/12/07	4,992,467

	Total U.S. Treasury Obligations (cost $4,992,467)	4,992,467

Preferred Stocks–2.6% of Net Assets
60,000	The Mills Corp. (c)(e)	1,530,000
30,000	Preferred Pass-Through Trust 2006-B BAC B (a)(e)	802,500

	Total Preferred Stocks (cost $2,307,000)	2,332,500

Eurodollar Time Deposits–3.0% of Net Assets
	State Street Bank & Trust Company Eurodollar time deposits dated June 29, 2007, 2.800%, maturing at $2,714,020 on July 2, 2007.	2,713,387

	Total Investments–96.5% of Net Assets (cost $87,614,054)	86,400,536

	Other Assets and Liabilities, net–3.5% of Net Assets	3,137,630

	Net Assets	$89,538,166

(a)	These securities are sold within the terms of a private placement memorandum, are exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Board of Directors, these issues have been determined to be liquid by Morgan Asset Management, Inc., the Fund’s investment adviser.

(b)	See Note 2 of accompanying Notes to Financial Statements regarding investment valuations.

(c)	Non-income producing securities.

(d)	The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

(e)	Securities valued at fair value—See Note 2 and Note 9.

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

REGIONS MORGAN KEEGAN SELECT

INTERMEDIATE BOND FUND

OBJECTIVE & STRATEGY

Regions Morgan Keegan Select Intermediate Bond Fund seeks a high level of income by investing in intermediate maturity, investment grade bonds. The Fund seeks capital growth as a secondary objective when consistent with the Fund’s primary objective. The Fund invests primarily in investment-grade bonds rated, at the time of purchase, BBB- or higher (or a comparable rating) by at least one nationally recognized statistical rating organization or, if unrated, determined by the Fund’s investment adviser to be of comparable quality. The type of securities that the Fund may purchase include U.S. government securities, corporate bonds, debentures, notes, preferred stock, mortgage-backed and other asset-backed securities. The Fund may also invest up to 35% of its assets in below investment grade bonds (rated BB+ or lower or comparable rating, commonly referred to as “junk bonds”), convertible securities and common stocks. The average effective maturity of the Fund’s portfolio will generally be between three and ten years.

INVESTMENT RISKS:    Investors in any bond fund should anticipate fluctuations in price. Bond prices and the value of bond funds decline as interest rates rise. Bonds with longer-term maturities generally are more vulnerable to interest rate risk than bonds with shorter-term maturities. Below investment grade debt securities are considered speculative with respect to an issuer’s capacity to pay interest and repay principal and are susceptible to default or decline in market value due to adverse economic and business developments. An economic downturn or period of rising interest rates could adversely affect the ability of issuers, especially issuers of below investment grade debt, to service primary obligations and an unanticipated default could cause the Fund to experience a reduction in value of its shares.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

For the fiscal year ended June 30, 2007, Regions Morgan Keegan Select Intermediate Bond Fund’s Class A Shares had a total return of 2.88%, based on net asset value. The Fund’s total return underperformed the Lehman Brothers Intermediate U.S. Aggregate Index’s(1) twelve-month period total return of 5.99%. For Class A Shares, the Fund paid $0.66 in distributions per share during the twelve-month period ended June 30, 2007.

At about mid-year in 2006, we made a decision to lengthen the duration of the Fund’s portfolio by selling some of our floating rate assets and moving the proceeds into longer fixed rate assets. The majority of the new purchases were corporate bonds many of which were in the financial and insurance sectors since those sectors offered attractive yields and good relative value. Our portfolio change was in anticipation of slower economic growth accompanied by lower long-term rates and an eventual lowering of short-term rates by the Federal Reserve.

REGIONS MORGAN KEEGAN SELECT

INTERMEDIATE BOND FUND

As 2006 came to a close not only had long-term rates dropped by 40-50 basis points, but credit spreads across all sectors had tightened significantly creating very satisfying total return performance for the first six months of the fiscal year.

The next six months, however, proved to be quite a different story. Even with first quarter GDP coming in at just under 1.0% growth, the market began to anticipate an acceleration of growth in the second half of 2007. From a low yield of 4.5% of the ten-year Treasury in mid March rates increased quickly to a high of 5.3% by mid June. This rate increase combined with a general widening of credit spreads generated considerably more net asset value erosion in the Fund than we were able to make up for with portfolio earnings. The Fund also suffered from declining market values of assets in the mortgage-backed and structured finance arenas. Although rated in the top four credit rating categories (AAA, AA, A, and BBB) these assets came under considerable selling pressure during the March-June time frame.

Looking ahead, we are still of the opinion that interest rates will trend lower and that at some point in 2007 the Federal Reserve will begin lowering short-term rates. Further, as some liquidity returns to the fixed income markets we would expect the valuations of investment grade mortgage-backed and other structured finance securities to return to more predictable and less volatile price fluctuations.

James C. Kelsoe, Jr., CFA

Senior Portfolio Manager

Morgan Asset Management, Inc.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objectives. These views are subject to change at any time based upon market or other conditions, and Morgan Asset Management, Inc. disclaims any responsibility to update such views. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in the Fund.

REGIONS MORGAN KEEGAN SELECT

INTERMEDIATE BOND FUND

INDEX DESCRIPTION

(1)

The Lehman Brothers Intermediate U.S. Aggregate Index is a broad-based unmanaged index of intermediate U.S. investment grade fixed rate bonds, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities. The index is unmanaged and, unlike the Fund, is not affected by cashflows or trading and other expenses. It is not possible to invest directly in an index.

[THIS PAGE INTENTIONALLY LEFT BLANK]

REGIONS MORGAN KEEGAN SELECT
INTERMEDIATE BOND FUND

PORTFOLIO STATISTICS†

AS OF JUNE 30, 2007

Average Credit Quality	A-
Current Yield	6.97%
Yield to Maturity	7.92%
Duration	6.36 Years
Average Effective Maturity	8.48 Years
Total Number of Holdings	193

†	The Fund’s composition is subject to change.

CREDIT QUALITY†

AS OF JUNE 30, 2007

% OF DEBT SECURITIES		% OF DEBT SECURITIES
Government Guaranteed	1.2%	A-	10.7%
AAA	12.8%	BBB+	6.0%
AA	2.5%	BBB	30.0%
AA-	5.6%	BBB-	8.0%
A+	5.4%	BB+ or Lower	1.1%
A	9.3%	Not Rated	7.4%

		Total	100.0%

†	The Fund’s composition is subject to change.

ASSET ALLOCATION†

AS OF JUNE 30, 2007

% OF TOTAL INVESTMENTS
Corporate Bonds	42.8%
Collateralized Debt Obligations	24.8%
Collateralized Mortgage Obligations	14.7%
Home Equity Loans	5.1%
Equipment Leases	3.6%
Preferred Stocks	2.7%
Government & Agency Securities	2.2%
Certificate-Backed Obligations	1.8%
Manufactured Housing Loans	1.0%
Credit Cards	0.5%
Franchise Loans	0.5%
Short-Term Investments	0.3%

Total	100.0%

†	The Fund’s composition is subject to change.

REGIONS MORGAN KEEGAN SELECT
INTERMEDIATE BOND FUND

GROWTH OF A $10,000 INVESTMENT

CLASS A SHARES

The graph below illustrates a hypothetical investment of $10,000 in Regions Morgan Keegan Select Intermediate Bond Fund—Class A Shares from the commencement of investment operations on March 22, 1999 to June 30, 2007 compared to the Lehman Brothers Intermediate U. S. Aggregate Index(1).

GROWTH OF A $10,000 INVESTMENT

CLASS C SHARES

The graph below illustrates a hypothetical investment of $10,000 in Regions Morgan Keegan Select Intermediate Bond Fund—Class C Shares from the commencement of investment operations on March 22, 1999 to June 30, 2007 compared to the Lehman Brothers Intermediate U. S. Aggregate Index(1).

REGIONS MORGAN KEEGAN SELECT
INTERMEDIATE BOND FUND

GROWTH OF A $10,000 INVESTMENT

CLASS I SHARES

The graph below illustrates a hypothetical investment of $10,000 in Regions Morgan Keegan Select Intermediate Bond Fund—Class I Shares from the commencement of investment operations on March 22, 1999 to June 30, 2007 compared to the Lehman Brothers Intermediate U. S. Aggregate Index(1).

REGIONS MORGAN KEEGAN SELECT
INTERMEDIATE BOND FUND

PERFORMANCE INFORMATION

	AVERAGE ANNUAL TOTAL RETURNS
AS OF JUNE 30, 2007	SIX MONTHS*	1 YEAR	5 YEAR	COMMENCEMENT OF INVESTMENT OPERATIONS(2)
CLASS A SHARES**	(3.46)%	0.82%	5.42%	6.75%
(EXCLUDING SALES LOAD)	(1.48)%	2.88%	5.85%	7.01%
CLASS C SHARES***	(2.64)%	1.40%	5.44%	6.63%
(EXCLUDING CDSC)	(1.66)%	2.42%	5.44%	6.63%
CLASS I SHARES	1.37%	3.03%	6.09%	7.28%
LEHMAN BROTHERS INTERMEDIATE U.S. AGGREGATE INDEX(1)	1.22%	5.99%	4.15%	N/A
*	Not annualized for periods less than one year.
**	Reflects the maximum sales load of 2.00%.
***	Reflects the maximum contingent deferred sales charge (CDSC) of 1.00% for shares redeemed within one year of purchase.

(1)

The Lehman Brothers Intermediate U.S. Aggregate Index is a broad-based unmanaged index of intermediate U.S. investment grade fixed rate bonds, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities. The index is unmanaged and, unlike the Fund, is not affected by cashflows or trading and other expenses. It is not possible to invest directly in an index.

(2)	The Fund’s Class A Shares, Class C Shares and Class I Shares commenced investment operations on March 22, 1999.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund performance changes over time and current performance may be lower or higher than what is stated. For the most recent performance, call toll-free 800-564-2188. The Fund’s performance results are shown on a total return basis and include the reinvestment of all dividends and capital gain distributions in the Fund. Returns shown in the chart and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

REGIONS MORGAN KEEGAN SELECT
INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS

JUNE 30, 2007

Principal Amount/ Shares	Description	Value (b)

Asset-Backed Securities–Investment Grade–36.6% of Net Assets
	Certificate-Backed Obligations (“CBO”)–1.8%
10,000,000	CBC Insurance Revenue Securitization LLC 2002-A C, 8.880% 2/15/23 (a)	$9,917,400
4,140,000	Galleria Ltd. 5A B, 6.250% 9/19/37 (a)	3,187,800
5,294,455	Legacy Benefits Insurance Settlements LLC 2004-1 A, 5.350% 2/10/39 (a)	4,938,085

		18,043,285

	Collateralized Debt Obligations (“CDO”)–24.5%
9,000,000	Acacia CDO, Ltd. 10A D, 8.360% 9/7/46 (a)(e)	8,100,000
7,000,000	Attentus CDO Ltd. 2006-1A C2A, 6.810% 5/10/36 (a)(e)	6,720,000
5,000,000	Attentus CDO Ltd. 2006-1A D, 8.110% 5/10/36 (a)(e)	4,700,000
4,000,000	Attentus CDO Ltd. 2006-2A E1, 8.450% 10/9/41 (a)(e)	3,920,000
7,000,000	Attentus CDO Ltd. 2007-3A E2, 7.982% 10/11/42 (a)(e)	6,895,000
	Bear Stearns Commercial Mortgage Securities 2000-WF1 X, 0.417% 2/15/32 interest-only strips	859,559
10,143,721	CDO Repackaging Trust Series 2006-A 1, 7.156% 1/17/36 (a)(e)	10,093,003
5,000,000	Charles River CDO 1X BV, 8.165% 12/9/37 (e)	4,850,000
	Commercial Capital Access One Inc. 3A X, 2,466.132% 2/15/09 interest-only strips (a)	900,000
4,204,496	Diversified Asset Securitization Holdings II LP 1A A1, 7.873% 9/15/35	4,375,535
6,283,330	E-Trade CDO I 2004-1A, 2.000% 1/10/40 (e)	5,387,955
6,000,000	Fiorente Funding Ltd. 2006-1A M1, 12.000% 11/4/56 (a)(e)	5,280,000
14,000,000	G Square Finance Ltd. 2006-1A C1, 6.900% 4/5/51 (a)(e)	13,160,000
3,000,000	Grand Avenue CDO Ltd. 2005-1A, 1.913% 4/5/46 (e)	2,775,000
4,829,506	Grand Avenue CDO Ltd. 2005-1A D, 8.150% 4/5/46 (a)(e)	4,648,399
9,319,245	Harborview CDO III Ltd. 3A A, 5.850% 9/15/31 (a)(e)	7,734,974
4,000,000	Highland Park CDO Ltd. 2006-1A E, 7.660% 11/25/51 (a)(e)	3,200,000
6,000,000	IMAC CDO Ltd. 2007-2A E, 9.856% 10/20/50 (a)(e)	5,734,440
4,718,750	Inman Square Funding Ltd. 2005-2X IV, 9.300% 10/6/40 (e)	4,577,188
9,500,000	Kleros Preferred Funding Ltd. 2006-5A E, 8.606% 2/2/50 (a)(e)	9,025,000
6,000,000	Kodiak CDO 2006-1A G, 8.856% 8/7/37 (a)(e)	5,460,000
7,000,000	Kodiak CDO 2007-2A C1, 6.767% 11/7/42 (a)(e)	6,912,500
5,000,000	Kodiak CDO 2007-2A E, 8.617% 11/7/42 (a)(e)	4,916,900
7,000,000	Lancer Funding Ltd. 2007-2A A3, 12.369% 7/15/47 (a)(e)	6,545,000
3,000,000	Lincoln Avenue Asset-Backed Securities CDO Ltd., 8.710% 7/5/46 (a)(e)	2,985,000
6,000,000	Linker Finance PLC 16A E, 8.820% 5/19/45 (a)(e)	5,775,000
13,000,000	LNR CDO Ltd. 2005-1A H, 6.000% 2/28/43 (a)	11,010,090
2,000,000	Newbury Street CDO Ltd. 2007-1A D, 9.100% 3/4/53 (a)(e)	1,875,000
6,912,034	Norma CDO Ltd. 2007-1A E, 9.760% 3/11/49 (a)(e)	5,529,627
2,983,883	Orchid Structured Finance CDO Ltd. 2006-3A E, 9.100% 1/6/46 (a)(e)	2,476,623

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

REGIONS MORGAN KEEGAN SELECT
INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS

JUNE 30, 2007

Principal Amount/ Shares	Description	Value (b)

Asset-Backed Securities–Investment Grade (continued)
	Collateralized Debt Obligations (“CDO”) (continued)
8,000,000	Palmer Square 2A CN, 5.860% 11/2/45 (a)(e)	$7,840,000
3,000,000	Pasa Funding Ltd. 2007-1A D, 9.324% 4/7/52 (e)	2,700,000
4,000,000	Prado CDO Ltd. 2003-1A C, 7.559% 11/15/14 (a)	4,015,040
7,000,000	Rutland Rated Investments MB06-4A E, 8.820% 5/28/46 (a)(e)	5,250,000
4,548,697	Sharps CDO 2006-1A D, 7.500% 5/8/46 (a)	4,277,276
7,000,000	Stack Ltd. 2005-1A D, 8.820% 3/27/40 (a)(e)	6,825,000
5,000,000	Taberna Preferred Funding Ltd. 2005-3A D, 8.010% 2/5/36 (a)(e)	4,825,500
8,500,000	Taberna Preferred Funding Ltd. 2006-5A B1, 8.106% 8/5/36 (a)(e)	8,202,500
7,000,000	Taberna Preferred Funding Ltd. 2006-6A, 6.100% 12/5/36 (a)(e)	6,750,800
4,972,076	Tahoma CDO Ltd. 2006-1A D, 9.010% 6/18/47 (a)(e)	4,574,310
6,500,000	Tahoma CDO Ltd. 2007-2A D, 9.830% 9/15/47 (a)(e)	6,045,000
3,000,000	Trapeza CDO I LLC 2006-10A D2, 8.700% 6/6/41 (a)(e)	2,964,900
9,000,000	Trapeza CDO I LLC 2006-11A D2, 7.104% 10/10/41 (a)(e)	8,887,500
5,000,000	Vertical CDO Ltd. 2006-CR1A F, 7.855% 4/22/46 (a)(e)	4,975,000
5,000,000	Webster CDO Ltd. 2006-1A B2L, 9.205% 4/13/47 (a)(e)	3,500,000

		248,054,619

	Credit Cards–0.5%
5,000,000	Curzon Funding Ltd. HZ05-1 D, 8.156%, 2/1/95 (e)	4,937,500

	Equipment Leases–3.6%
8,479,994	Aerco Limited 2A A3, 5.780% 7/15/25 (a)	7,239,795
8,998,207	Aviation Capital Group Trust 2000-1A A1, 5.800% 11/15/25 (a)	7,918,422
14,045,650	Aviation Capital Group Trust 2005-3A C1, 8.570% 12/25/35 (a)(e)	14,256,334
9,944,000	Lease Investment Flight Trust 1 A2, 5.750% 7/15/31	7,461,461

		36,876,012

	Franchise Loans–0.5%
4,607,230	Atherton Franchisee Loan Funding 1999-A A2, 7.230% 4/15/12 (a)	4,672,012
	FFCA Secured Lending Corp. 1998-1, 1.089% 10/18/25 interest-only strips (a)	279,413

		4,951,425

	Home Equity Loans (Non-High Loan-To-Value)–4.7%
2,434,000	ACE Securities Corp. 2004-IN1 M6, 8.820% 5/25/34	2,376,509
5,000,000	ACE Securities Corp. 2005-HE2 M10, 8.570% 4/25/35 (e)	4,400,000
5,000,000	ACE Securities Corp. 2005-SL1 M4, 6.110% 6/25/35	4,573,670
1,893,457	Aegis Asset-Backed Securities Trust 2004-2 B3, 9.070% 6/25/34 (e)	1,372,756
2,672,042	Equifirst Mortgage Loan Trust 2003-1 M3, 9.070% 12/25/32	2,497,929
2,863,540	Home Equity Asset Trust 2003-4 B1, 9.320% 10/25/33	1,600,731
873,549	Home Equity Asset Trust 2003-4 B2, 9.320% 10/25/33 (e)	218,387
3,375,000	Lake Country Mortgage Loan Trust 2005-HE1 M8, 8.570% 12/25/32 (a)(e)	3,172,500

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

REGIONS MORGAN KEEGAN SELECT
INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS

JUNE 30, 2007

Principal Amount/ Shares	Description	Value (b)

Asset-Backed Securities–Investment Grade (continued)
	Home Equity Loans (Non-High Loan-To-Value) (continued)
9,842,168	Lehman XS Notes 2006-10N1 A1, 7.250% 7/28/46 (a)(e)	$9,817,563
3,009,000	Master Asset-Backed Securities Trust 2004-HE1 M11, 8.820% 9/25/34 (e)	2,738,190
2,982,000	Meritage Mortgage Loan Trust 2005-3 B2, 8.320% 1/25/36 (a)(e)	1,938,300
2,564,354	Morgan Stanley Home Equity Loan Notes 2006-2NA N1, 6.250% 2/25/36 (a)(e)	2,513,067
5,000,000	Park Place Securities Inc. 2005-WCW2 M9, 7.320% 7/25/35 (e)	4,150,000
782,132	Renaissance Home Equity Loan Trust 2003-3 M6, 6.250% 12/25/33	775,735
334,925	SB Finance Trust 2005-KS6N A1A, 4.750% 7/25/35 (a)(e)	318,178
3,146,245	Soundview Home Equity Loan Trust 2005-A M11, 8.320% 4/25/35 (a)(e)	2,296,759
4,100,000	Terwin Mortgage Trust 2007-3SL B2, 6.000% 5/25/38 (a)(e)	2,870,000

		47,630,274

	Manufactured Housing Loans–1.0%
10,289,309	Mid-State Trust 2005-1 B, 7.758% 1/15/40	10,133,652

	Total Asset-Backed Securities–Investment Grade (cost $389,582,982)	370,626,767

Asset-Backed Securities–Below Investment Grade or Unrated–1.0% of Net Assets
	Collateralized Debt Obligations (“CDO”)–0.5%
4,000,000	Aladdin CDO I Ltd. 2006-3A, 10.360% 10/31/13 (a)(e)	1,900,000
5,151,622	MKP CBO I Ltd. 4A CS, 2.000% 7/12/40 (a)(e)	3,090,973

		4,990,973

	Home Equity Loans (Non-High Loan-To-Value)–0.4%
430,171	Aames Mortgage Trust 2001-3 B, 7.130% 11/25/31 (e)	86,034
2,416,609	Asset-Backed Securities Corp. Home Equity 2003-HE1 M4, 9.820% 1/15/33 (e)	193,329
4,000,000	Merrill Lynch Mortgage Investors Inc. 2005-SL1 B5, 8.820% 6/25/35 (a)(e)	2,520,000
1,221,046	Morgan Stanley Dean Witter Capital I 2002-NC3 B1, 8.470% 8/25/32 (e)	1,062,310
999,485	Sharp SP I LLC Trust 2005-HE1N NB, 10.000% 2/25/35 (a)(e)	919,526

		4,781,199

	Manufactured Housing Loans–0.1%
300,000	UCFC Manufactured Housing Contract 1996-1 M, 7.900% 1/15/28	199,121

	Total Asset-Backed Securities–Below Investment Grade or Unrated (cost $15,952,690)	9,971,293

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

REGIONS MORGAN KEEGAN SELECT
INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS

JUNE 30, 2007

Principal Amount/ Shares	Description	Value (b)

Corporate Bonds–Investment Grade–41.1% of Net Assets
	Basic Materials–0.5%
5,000,000	Ispat Inland ULC, 9.750% 4/1/14	$5,541,630

	Commercial Banks–6.6%
2,000,000	BB&T Capital Trust IV, 6.820% 6/12/57	1,983,980
5,000,000	CBG Florida REIT Corp., 7.114% 2/15/49 (a)	4,936,825
3,000,000	Compass Trust I, 8.230% 1/15/27	3,123,450
6,000,000	HBOS Plc, 6.657% 5/29/49 (a)	5,755,884
7,000,000	HBOS Plc, 6.413% 9/29/49 (a)	6,551,825
2,000,000	Mid America Capital Trust I, 10.200% 6/1/27 (a)(e)	2,095,000
10,000,000	NIB Capital Bank, 5.817% 12/29/49 (a)	9,731,110
6,700,000	NorthGroup PFD Capital Corp., 6.378% 1/29/49 (a)(e)	6,599,500
13,000,000	PNC Preferred Funding Trust, 6.113% 3/29/49 (a)	12,679,485
13,500,000	Bellsouth Telecommunications Inc. 7.000% 12/1/95	13,340,889

		66,797,948

	Cruise Lines–0.3%
2,654,000	Royal Caribbean Cruises Ltd., 7.250% 3/15/18	2,598,707

	Electronics–0.5%
5,000,000	Ametek Inc., 7.200% 7/15/08	5,047,760

	Finance–7.7%
7,000,000	ABN Amro Bank NV/London, 9.360% 11/17/09 (a)(e)	6,965,000
12,500,000	Barclays Bank PLC, 6.278% 12/29/49 (e)	12,286,500
8,000,000	BOI Capital Funding No. 3, 6.107% 8/29/49 (a)	7,532,904
5,000,000	Capital One Capital III, 7.686% 8/15/36	5,149,455
12,500,000	Catlin Insurance Company Ltd., 7.249% 12/31/49 (a)	11,893,913
13,000,000	CIT Group Inc., 6.100% 3/15/67	11,839,386
1,000,000	Lehman Brothers Capital Trust VII, 5.857% 11/29/49	979,558
2,000,000	MBNA Capital A, 8.278% 12/1/26	2,087,158
1,500,000	Merrill Lynch & Co Inc., 6.110% 1/29/37	1,407,485
14,000,000	PartnerRe Finance II, 6.440% 12/1/66	13,294,484
4,000,000	SLM Corp., 4.820% 1/31/14	3,255,320
1,000,000	Wells Fargo Capital X, 5.950% 12/15/36	932,756

		77,623,919

	Hotels–0.1%
1,500,000	Hospitality Properties Trust, 7.000% 3/1/08	1,511,256

	Industrials–2.4%
8,208,000	Fisher Scientific International Inc., 6.125% 7/1/15 (e)	8,054,100
17,000,000	Stanley Works Capital Trust I, 5.902% 12/1/45	16,059,254

		24,113,354

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

REGIONS MORGAN KEEGAN SELECT
INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS

JUNE 30, 2007

Principal Amount/ Shares	Description	Value (b)

Corporate Bonds–Investment Grade (continued)
	Insurance–4.1%
9,000,000	American International Group Inc., 6.250% 3/15/37	$8,509,626
6,900,000	AXA SA, 6.463% 12/31/49 (a)	6,414,288
17,800,000	Liberty Mutual Insurance Co., 7.697% 10/15/97 (a)	17,317,834
4,100,000	Principal Life Income Funding Trust, 4.180% 3/1/12	3,719,684
5,700,000	Security Capital Assurance Ltd., 6.880% 6/17/49 (a)	5,662,437

		41,623,869

	Medical–0.5%
5,000,000	Universal Health Services Inc., 7.125% 6/30/16	5,175,740

	Oil & Natural Gas–0.1%
1,500,000	Trans-Canada Pipelines, 6.350% 5/15/67 (f)	1,442,037

	Retail–0.3%
3,500,000	The Home Depot Inc., 5.400% 3/1/16	3,280,872

	Special Purpose Entities–16.7%
2,000,000	C10 Capital SPV Ltd., 6.722% 12/31/49 (a)	1,945,740
12,000,000	Canal Pointe II LLC., 8.838% 6/25/14 (a)(e)	11,940,000
3,000,000	Cyrus Reinsurance Holdings SPC, 6.360% 9/1/08 (a)(e)	3,052,500
12,500,000	Duane Park I Ltd., 7.840% 6/27/16 (a)(e)	12,548,750
5,000,000	FIPT 07-C JPM Class B, 8.125% 5/15/77 (a)(e)	5,101,900
7,500,000	Hybrid Capital Funding I LP, 8.000% 4/29/49 (e)	7,544,925
13,000,000	ILFC E-Capital Trust I, 5.900% 12/21/65 (a)	12,927,538
5,000,000	InCaps Funding I Ltd., 7.360% 6/1/33 (a)(e)	4,975,000
12,500,000	JP Morgan Chase Capital XX, 6.550% 9/29/36	12,038,075
15,000,000	Mangrove Bay Pass-Through Trust, 6.102% 7/15/33 (a)	14,510,400
459,417	MMCaps Funding I Ltd., 8.030% 6/15/31 (a)	503,061
3,713,044	Muzinich CBO II Ltd., 7.150% 10/15/13 (a)(e)	3,843,001
17,000,000	Parcs-R 2007-8, 5.321% 1/25/46 (a)(e)	17,000,000
13,000,000	Preferred Pass-Through Trust 2006, 6.500% 12/1/26 (a)(e)	13,065,000
4,000,000	Preferred Term Securities, Ltd., 9.098% 12/11/32 (a)(e)	4,025,000
6,000,000	Pyxis Master Trust 2006-7, 10.320% 10/1/37 (a)(e)	6,000,000
3,000,000	Racers, 8.356% 10/15/13 (a)(e)	2,955,000
6,000,000	Rally CDO Ltd., 6.350% 3/30/10 (a)(e)	5,940,000
29,000,000	Steers Delaware Business Trust 2007-A, 7.610% 6/20/18 (a)(e)	29,000,000

		168,915,890

	Technology–0.2%
2,000,000	NCR Corp., 7.125% 6/15/09	2,043,106

	Telecommunications–0.2%
1,500,000	Telecom Italia Capital SA, 7.200% 7/18/36	1,542,095

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

REGIONS MORGAN KEEGAN SELECT
INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS

JUNE 30, 2007

Principal Amount/ Shares	Description	Value (b)

Corporate Bonds–Investment Grade (continued)
	Transportation–0.9%
9,000,000	Golden State Petroleum Transport, 8.040% 2/1/19	$9,482,490

	Total Corporate Bonds–Investment Grade (cost $426,419,779)	416,740,673

Corporate Bonds–Below Investment Grade or Unrated–2.0% of Net Assets
	Basic Materials–0.5%
4,910,000	Sappi Papier Holding AG, 6.750% 6/15/12 (a)	4,852,121

	Consumer Goods–0.5%
5,000,000	Deluxe Corp., 5.000% 12/15/12	4,500,000

	Finance–0.2%
2,500,000	US AgBank FCB, 6.110% 4/29/49 (a)	2,461,925

	Industrials–0.3%
3,750,000	Mueller Industries Inc., 6.000% 11/1/14	3,482,813

	Special Purpose Entities–0.5%
507,177	CA FM Lease Trust, 8.500% 7/15/17 (a)	538,191
4,000,000	Preferred Term Securities XXI-2TR, 9.999% 3/22/38 (a)(e)	3,830,000
1,000,000	Pyxis Master Trust, 10.320% 10/1/37 (a)(e)	1,000,000

		5,368,191

	Total Corporate Bonds–Below Investment Grade or Unrated (cost $20,848,000)	20,665,050

Mortgage-Backed Securities–Investment Grade–14.1% of Net Assets
	Collateralized Mortgage Obligations–14.1%
12,270,530	Countrywide Alternative Loan Trust 2005-49CB A5, 5.500% 11/25/35	11,970,516
2,998,350	Countrywide Alternative Loan Trust 2005-82 B2, 7.320% 2/25/36	2,860,995
12,000,000	Countrywide Alternative Loan Trust 2006-6CB 1A5, 5.500% 5/25/36	10,897,020
	Countrywide Alternative Loan Trust 2007-OA8 X 2.000% 6/25/47 interest-only strips	2,010,702
3,796,047	Deutsche ALT-A Securities 2007-0A1 N1, 6.500% 2/25/47 (a)(e)	3,796,047
3,000,000	Deutsche ALT-A Securities 2007-0A1 N2, 7.500% 2/25/47 (a)(e)	2,917,500
6,000,000	Deutsche Mortgage Securities, Inc. 2006-RS1 N2, 2.237% 9/27/35 (a)(e)	5,880,000
	Harborview Mortgage Loan Trust 2003-2 1X, 1.283% 10/19/33 interest-only strips	215,221
	Harborview Mortgage Loan Trust 2004-1 X, 1.415% 4/19/34 interest-only strips	93,623
	Harborview Mortgage Loan Trust 2004-8 X, 1.617% 11/19/34 interest-only strips (e)	362,833

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

REGIONS MORGAN KEEGAN SELECT
INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS

JUNE 30, 2007

Principal Amount/ Shares	Description	Value (b)

Mortgage-Backed Securities–Investment Grade (continued)
	Collateralized Mortgage Obligations (continued)
7,894,785	Harborview Mortgage Loan Trust 2006-4 B10, 7.070% 5/19/47 (e)	$6,705,672
7,994,882	Impac Secured Assets CMN Owner Trust 2005-1 B3, 5.954% 7/25/35	7,874,799
15,512,022	Lehman Mortgage Trust 2006-6 4A16, 6.000% 12/25/36	15,391,121
	Mellon Residential Funding Corp. 2004-TBC1 X, 0.301% 2/26/34 interest-only strips (a)(e)	246,448
9,000,000	Park Place Securities Inc. 2004-WCW1 M8, 8.820% 9/25/34	8,340,291
14,500,000	Park Place Securities Inc. 2005-WHQ2 M11, 7.820% 5/25/35	12,418,293
9,754,000	Residential Funding Mortgage Securities I 2006-S6 A10, 6.000% 7/25/36	9,601,808
1,674,900	SACO I Inc. 2000-3A 1B3, 7.823% 9/25/40 (a)	1,665,174
180,477	Salomon Brothers Mortgage Securities VII Inc. 2000-1 B1, 9.000% 3/25/22	179,867
12,000,000	Structured Adjustable Rate Mortgage Loan Trust 2006-3 3A2, 5.750% 4/25/36	11,940,984
11,009,000	Structured Adjustable Rate Mortgage Loan Trust 2006-8 4A2, 5.986% 9/25/36	10,922,965
1,910,699	Structured Asset Investment Loan Trust 2003-BC12 M2, 7.070% 11/25/33	1,904,655
174,870	Structured Asset Investment Loan Trust 2004-5A B, 6.750% 6/27/34 (a)(e)	159,131
430,693	Structured Asset Securities Corp. 1999-SP1, 9.000% 5/25/29	364,359
	Washington Mutual Alternative Mortgage Pass Through Certificates 2006-AR7 X2PP, 0.960% 9/25/46 interest-only strips (e)	3,334,775
11,000,000	Wells Fargo Mortgage Backed Securities Trust 2006-11 A18, 6.000% 9/25/36	10,700,151

	Total Mortgage-Backed Securities–Investment Grade (cost $147,817,138)	142,754,950

Mortgage-Backed Securities–Below Investment Grade or Unrated–0.8% of Net Assets
	Collateralized Mortgage Obligations–0.8%
4,759,401	Countrywide Alternative Loan Trust 2005-24 1B2, 7.014% 7/20/35 (e)	4,497,634
13,131,000	GSAMP Trust 2006-S2 M7, 7.250% 1/25/36	2,790,731
3,725,000	Sasco Trust 2003-BC2 N3, Zero Coupon Bond 2/27/33 (a)(e)	74,500

	Total Mortgage-Backed Securities–Below Investment Grade or Unrated (cost $20,789,707)	7,362,865

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

REGIONS MORGAN KEEGAN SELECT
INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS

JUNE 30, 2007

Principal Amount/ Shares	Description	Value (b)

Government & Agency Securities–2.2% of Net Assets
	Fannie Mae-Aces 1997-M6, 0.818% 3/17/37 interest-only strips (d)	$127,374
	Fannie Mae-Aces 1999-M3, 0.772% 6/25/38 interest-only strips (d)	888,848
1,500,000	Federal Home Loan Bank System, Zero Coupon Bond 3/16/20 (d)(e)	1,128,750
10,000,000	Freddie Mac 3273 TE, 8.250% 8/15/35 (d)	7,960,880
450,242	Small Business Administration 2001-P10B 1, 6.344% 8/1/11	455,318
1,017,849	Small Business Administration 2002-P10A 1, 6.030% 2/1/12 (e)	1,012,759
960,178	Small Business Administration 2003-P10A 1, 4.524% 2/10/13 (e)	943,375
1,601,141	Small Business Administration 2004-P10A 1, 4.504% 2/1/14 (e)	1,513,078
131,159	Small Business Administration Participation Certificates 1994-20J 1, 8.300% 10/1/14	135,511
101,387	Small Business Administration Participation Certificates 1997-20D 1, 7.500% 4/1/17	104,706
68,152	Small Business Administration Participation Certificates 2000-20B 1, 7.730% 2/1/20	71,337
110,593	Small Business Administration Participation Certificates 2000-20D 1, 7.470% 4/1/20	115,095
1,766,976	Small Business Administration Participation Certificates 2001-20J 1, 5.760% 10/1/21	1,778,520
6,330,185	Small Business Administration Participation Certificates 2003-20E 1, 4.640% 5/1/23	6,010,681

	Total Government & Agency Securities (cost $26,255,554)	22,246,232

Preferred Stocks–2.7% of Net Assets
140,000	The Mills Corp. (c)(e)	3,570,000
400,000	Preferred Pass-Through Trust 2006-B BAC B (a)(e)	10,700,000
13,000	RAM Holdings Ltd. (a)(e)	12,870,000

	Total Preferred Stocks (cost $27,461,020)	27,140,000

Eurodollar Time Deposits–0.3% of Net Assets
	State Street Bank & Trust Company Eurodollar time deposits dated June 29, 2007, 2.800%, maturing at $3,482,606 on July 2, 2007.	3,481,794

	Total Investments–100.8% of Net Assets (cost $1,078,608,664)	1,020,989,624

	Other Assets and Liabilities, net–(0.8)% of Net Assets	(7,569,859)

	Net Assets	$1,013,419,765

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

REGIONS MORGAN KEEGAN SELECT
INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS

JUNE 30, 2007

(a)	These securities are sold within the terms of a private placement memorandum, are exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Board of Directors, these issues have been determined to be liquid by Morgan Asset Management, Inc., the Fund’s investment adviser.

(b)	See Note 2 of accompanying Notes to Financial Statements regarding investment valuations.

(c)	Non-income producing securities.

(d)	The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

(e)	Securities valued at fair value—See Note 2 and Note 9.

(f)	These securities are classified as Yankee Bonds, which are U.S. dollar denominated bonds issued in the United States by a foreign entity.

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

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REGIONS MORGAN KEEGAN SELECT
HIGH INCOME FUND

OBJECTIVE & STRATEGY

Regions Morgan Keegan Select High Income Fund seeks a high level of income by investing in below investment grade bonds (commonly referred to as “junk bonds”). The Fund seeks capital growth as a secondary objective when consistent with the Fund’s primary objective. The Fund generally invests primarily in below investment-grade bonds. Except with respect to up to 10% of its total assets, these debt securities will be rated, at the time of purchase, CCC- or higher (or a comparable rating) by at least one nationally recognized statistical rating organization or, if unrated, determined by the Fund’s investment adviser to be of comparable quality. The Fund may also invest in investment grade bonds. The types of securities the Fund may purchase include corporate bonds, mortgage-backed and asset-backed securities and other structured finance vehicles, convertible debt securities, U.S. government securities and municipal and foreign government obligations. The Fund may invest up to 15% of its total assets in foreign debt and foreign equity securities and up to 25% of its total assets in domestic equity securities, including common and preferred stocks. Such securities may include common stocks of real estate investment trusts and utilities. The average effective maturity of the Fund’s portfolio will generally be between three and fifteen years. The Fund is closed to new investors.

INVESTMENT RISKS:    Investors in any bond fund should anticipate fluctuations in price. Bond prices and the value of bond funds decline as interest rates rise. Bonds with longer-term maturities generally are more vulnerable to interest rate risk than bonds with shorter-term maturities. Below investment grade debt securities are considered speculative with respect to an issuer’s capacity to pay interest and repay principal and are susceptible to default or decline in market value due to adverse economic and business developments. An economic downturn or period of rising interest rates could adversely affect the ability of issuers, especially issuers of below investment grade debt, to service primary obligations and an unanticipated default could cause the Fund to experience a reduction in value of its shares.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

For the fiscal year ended June 30, 2007, Regions Morgan Keegan Select High Income Fund’s Class A Shares had a total return of 1.97%, based on net asset value. The Fund’s total return underperformed the Lehman Brothers Ba U.S. High Yield Index’s(1) twelve-month period total return of 9.36%. For Class A Shares, the Fund paid $1.14 in distributions per share from net investment income and $0.07 per share in distributions from capital gains during the twelve-month period ended June 30, 2007.

REGIONS MORGAN KEEGAN SELECT
HIGH INCOME FUND

The year-end results, as disappointing as they are, do not adequately communicate the difficulty in the high-yield market during the last twelve months. During the last half of 2006, we struggled to find assets that were even remotely attractive from a yield standpoint. Portfolio earnings were increasingly difficult to maintain as evidenced by our dividend distributions. Not only did we have to deal with falling interest rates from June through December, but credit spreads also compressed to the lowest levels of this cycle, which made it more difficult to buy bonds with higher yields.

Then, beginning in late February of this year the complete reverse began to unfold. From the beginning of March until mid June the yield on the ten-year Treasury increased steadily from around 4.5% to a high of 5.3%. However, exploding credit spreads in the sub-prime mortgage and CDO sectors had a much more detrimental effect on the Fund’s portfolio. The depressing effect on security prices due to higher delinquencies and higher foreclosures in the sub-prime mortgage sector eventually spread to other types of mortgage-related securities, including all structured finance products, and finally to corporate debt.

As has always been the case, the Fund is certainly more sensitive to credit conditions than to overall interest rates and that characteristic was quite evident during the March-June time frame. Since the Fund’s inception in 1999, it has utilized mortgage-backed and structured finance instruments extensively to add diversity and enhance income versus corporate-only funds. Over the past eight years, this allocation has served the Fund well. However, the credit crunch has been especially harsh on residential mortgage performance especially among borrowers with sub-prime credit metrics. Although many of the Fund’s mortgage-related securities and collateralized debt structures continue to pay principal and interest as scheduled, basic credit measures have eroded to varying degrees and combined with exceptionally negative market sentiment, market prices for these securities have declined dramatically.

What began as the erosion of credit quality in sub-prime mortgage-backed bonds, in a matter of three months had spread to virtually every area of credit and, as everyone headed for the exit at the same time, became a liquidity crunch as well. Given the leverage that is so frequently employed in the fixed income capital markets, we consider this credit cycle to be more of an exercise in leverage reduction than outright credit defaults. What was an ocean of liquidity has quickly become a desert. As everyone sold assets to reduce leverage, security prices were driven down since supply was larger than demand. Certainly market conditions as they exist right now present plenty of opportunities, but our first objective must be to identify liquidity where available, reduce the volatility of the Fund’s portfolio, and redeploy cash into those sectors that are least vulnerable to further liquidity shocks and present total return opportunities that will help the Fund regain some

REGIONS MORGAN KEEGAN SELECT

HIGH INCOME FUND

net asset value and earn a consistent stream of income. To resolve the current credit/liquidity crunch will take some time and probably some help from the Federal Reserve, but these conditions have presented the best opportunities to buy assets that we have seen since the inception of the Fund in 1999.

James C. Kelsoe, Jr., CFA

Senior Portfolio Manager

Morgan Asset Management, Inc.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objectives. These views are subject to change at any time based upon market or other conditions, and Morgan Asset Management, Inc. disclaims any responsibility to update such views. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in the Fund.

INDEX DESCRIPTION

(1)

The Lehman Brothers Ba U.S. High Yield Index is a broad-based unmanaged index of Ba fixed rate, non-investment grade debt. All bonds included in the High Yield Index must be dollar-denominated, nonconvertible, have at least one year remaining to maturity, and an outstanding par value of at least $150 million. The index is unmanaged and, unlike the Fund, is not affected by cashflows or trading and other expenses. It is not possible to invest directly in an index.

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REGIONS MORGAN KEEGAN SELECT

HIGH INCOME FUND

PORTFOLIO STATISTICS†

AS OF JUNE 30, 2007

Average Credit Quality	BB
Current Yield	12.38%
Yield to Maturity	12.89%
Duration	4.45 Years
Average Effective Maturity	5.93 Years
Total Number of Holdings	327

†	The Fund’s composition is subject to change.

CREDIT QUALITY†

AS OF JUNE 30, 2007

% OF DEBT SECURITIES		% OF DEBT SECURITIES
AAA	4.6%	CCC	12.7%
A	2.1%	CC	3.0%
BBB	12.5%	D	0.9%
BB	23.5%	Not Rated	25.0%

B	15.7%	Total	100.0%

†	The Fund’s composition is subject to change.

ASSET ALLOCATION†

AS OF JUNE 30, 2007

% OF TOTAL INVESTMENTS
Corporate Bonds	27.9%
Collateralized Debt Obligations	21.0%
Collateralized Mortgage Obligations	16.1%
Common Stocks	11.9%
Preferred Stocks	6.1%
Equipment Leases	6.0%
Home Equity Loans	4.7%
Collateralized Loan Obligations	4.4%
Franchise Loans	0.2%
Other	0.1%
Short-Term Investments	1.6%

Total	100.0%

†	The Fund’s composition is subject to change.

REGIONS MORGAN KEEGAN SELECT
HIGH INCOME FUND

GROWTH OF A $10,000 INVESTMENT

CLASS A SHARES

The graph below illustrates a hypothetical investment of $10,000 in Regions Morgan Keegan Select High Income Fund—Class A Shares from the commencement of investment operations on March 22, 1999 to June 30, 2007 compared to the Lehman Brothers Ba U.S. High Yield Index(1).

GROWTH OF A $10,000 INVESTMENT

CLASS C SHARES

The graph below illustrates a hypothetical investment of $10,000 in Regions Morgan Keegan Select High Income Fund—Class C Shares from the commencement of investment operations on March 22, 1999 to June 30, 2007 compared to the Lehman Brothers Ba U.S. High Yield Index(1).

REGIONS MORGAN KEEGAN SELECT
HIGH INCOME FUND

GROWTH OF A $10,000 INVESTMENT

CLASS I SHARES

The graph below illustrates a hypothetical investment of $10,000 in Regions Morgan Keegan Select High Income Fund—Class I Shares from the commencement of investment operations on March 22, 1999 to June 30, 2007 compared to the Lehman Brothers Ba U.S. High Yield Index(1).

REGIONS MORGAN KEEGAN SELECT

HIGH INCOME FUND

PERFORMANCE INFORMATION

	AVERAGE ANNUAL TOTAL RETURNS
AS OF JUNE 30, 2007	SIX MONTHS*	1 YEAR	5 YEAR	COMMENCEMENT OF INVESTMENT OPERATIONS(2)
CLASS A SHARES**	(5.46)%	(0.58)%	9.59%	11.46%
(EXCLUDING SALES LOAD)	(3.04)%	1.97%	10.15%	11.81%
CLASS C SHARES***	(4.24)%	0.44%	9.60%	11.25%
(EXCLUDING CDSC)	(3.28)%	1.46%	9.60%	11.25%
CLASS I SHARES	(2.92)%	2.22%	10.42%	12.08%
LEHMAN BROTHERS BA U.S. HIGH YIELD INDEX(1)	1.21%	9.36%	9.01%	N/A
*	Not annualized for periods less than one year.
**	Reflects the maximum sales load of 2.50%.
***	Reflects the maximum contingent deferred sales charge (CDSC) of 1.00% for shares redeemed within one year of purchase.

(1)

The Lehman Brothers Ba U.S. High Yield Index is a broad-based unmanaged index of Ba fixed rate, non-investment grade debt. All bonds included in the High Yield Index must be dollar-denominated, nonconvertible, have at least one year remaining to maturity, and an outstanding par value of at least $150 million. The index is unmanaged and, unlike the Fund, is not affected by cashflows or trading and other expenses. It is not possible to invest directly in an index.

(2)	The Fund’s Class A Shares, Class C Shares and Class I Shares commenced investment operations on March 22, 1999.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund performance changes over time and current performance may be lower or higher than what is stated. For the most recent performance, call toll-free 800-564-2188. The Fund’s performance results are shown on a total return basis and include the reinvestment of all dividends and capital gain distributions in the Fund. Returns shown in the chart and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

REGIONS MORGAN KEEGAN SELECT
HIGH INCOME FUND

PORTFOLIO OF INVESTMENTS

JUNE 30, 2007

Principal Amount/ Shares	Description	Value (b)

Asset-Backed Securities–Investment Grade–5.3% of Net Assets
	Collateralized Debt Obligations (“CDO”)–5.2%
730,000	Attentus CDO Ltd. 2006-2A E2, 8.395% 10/9/41 (e)	$708,100
7,000,000	IMAC CDO Ltd. 2007-2A E, 9.856% 10/20/50 (a)(e)	6,690,180
12,000,000	Lancer Funding Ltd. 2007-2A A3, 12.369% 7/15/47 (a)(e)	11,220,000
7,000,000	Libertas Preferred Funding Ltd. 2007-3A 7, 13.099% 4/9/47 (a)(e)	5,915,000
5,000,000	Palmer Square 2A CN, 5.860% 11/2/45 (a)(e)	4,900,000
2,000,000	Squared CDO Ltd. 2007-1A C, 10.357% 5/11/57 (a)(e)	1,945,000
10,000,000	Taberna Preferred Funding Ltd. 2006-6A, 6.100% 12/5/36 (a)(e)	9,644,000
9,582,036	Taberna Preferred Funding Ltd. 2006-7A C1, 10.000% 2/5/37 (a)(e)	9,428,723
2,000,000	Tahoma CDO Ltd. 2007-2A D, 9.830% 9/15/47 (a)(e)	1,860,000
4,328,000	Trapeza CDO I LLC 2006-10A, 6.700% 6/6/41 (e)	3,462,400

		55,773,403

	Commercial Loans–0.1%
	Asset Securitization Corp. 1996-D2 ACS2, 1.119% 2/14/29 interest-only strips	32,106

	Total Asset-Backed Securities–Investment Grade (cost $56,458,726)	55,805,509

Asset-Backed Securities–Below Investment Grade or Unrated–30.7% of Net Assets
	Collateralized Debt Obligations (“CDO”)–15.5%
2,000,000	801 Grand CDO 2006-1 LLC, 11.350% 9/20/16 (a)(e)	1,980,000
3,500,000	Aardvark Asset-Backed Securities CDO 2007-1A, 10.000% 7/6/47 (e)	2,415,000
5,000,000	Acacia CDO, Ltd. 10A, 3.700% 9/7/46 (a)(e)	1,950,000
6,000,000	Aladdin CDO I Ltd. 2006-3A, 10.360% 10/31/13 (a)(e)	2,850,000
4,250,000	Alesco Preferred Funding Ltd.13A I, 10.000% 9/23/37 (e)	4,016,250
4,500,000	Ambassador Structured Finance CDO Ltd. 2005-1A, 10.000% 7/3/41 (e)	3,442,500
1,820,000	Attentus CDO Ltd. 2006-2A F2, 10.295% 10/9/41 (e)	1,765,400
8,000,000	Attentus CDO Ltd. 2007-3A F2, 9.532% 10/11/42 (a)(e)	7,780,000
3,991,681	Broderick CDO Ltd. 2007-3A E, 12.113% 12/6/50 (e)	3,752,180
6,000,000	Cairn Mezzanine Asset-Backed CDO PLC 2007-3A, 10.000% 8/13/47 (e)	3,960,000
10,550,000	Commodore CDO I Ltd. 1A C, 8.110% 2/28/37 (a)(e)	4,220,000
7,000,000	Dillon Read CDO Ltd. 2006-1A, 10.000% 12/5/46 (a)(e)	6,230,000
9,000,000	Diversified Asset Securitization Holdings II 1A B1, 9.712% 9/15/35 (a)(e)	4,927,500
2,000,000	Dryden Leveraged Loan CDO 2005-9A, 10.000% 9/20/19 (e)	1,680,000
2,000,000	Duke Funding Ltd. 2005-HG1A, 10.000% 1/27/45 (e)	1,900,000
7,000,000	Equinox Funding 1A D, 12.259% 11/15/12 (a)	3,920,000

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

REGIONS MORGAN KEEGAN SELECT
HIGH INCOME FUND

PORTFOLIO OF INVESTMENTS

JUNE 30, 2007

Principal Amount/ Shares	Description	Value (b)

Asset-Backed Securities–Below Investment Grade or Unrated (continued)
	Collateralized Debt Obligations (“CDO”) (continued)
10,000,000	Global Leveraged Capital Credit Opportunity Fund 2006-1A, 10.000% 12/20/18 (a)(e)	$9,992,000
4,000,000	Grand Avenue CDO Ltd. 2005-1A E2 , 10.500% 4/5/46 (a)(e)	3,880,000
3,500,000	Gulf Stream Atlantic CDO Ltd. 2007-1A, 10.000% 7/13/47 (a)(e)	2,668,750
5,695,537	Hewett’s Island CDO Ltd. 2004-1A, 12.390% 12/15/16 (e)	5,496,193
3,000,000	IXIS ABS 1 Ltd., 10.000% 12/12/46 (a)(e)	2,190,000
5,000,000	Jazz CDO BV III-A EB, 10.571% 9/26/14 (a)(e)	5,000,000
37,000,000	Kenmore Street Synthetic CDO 2006-1A, 10.360% 4/30/14 (a)	17,390,000
5,500,000	Kleros Preferred Funding Ltd. 2006-5A, 10.000% 2/2/50 (e)	5,005,000
3,242,271	Knollwood CDO Ltd. 2006-2A E, 11.355% 7/13/46 (a)(e)	2,626,240
5,250,000	Knollwood CDO Ltd. 2006-2A SN, 15.000% 7/13/46 (e)	4,620,000
10,000,000	Kodiak CDO 2006-1A, 3.712% 8/7/37 (a)(e)	8,200,000
9,500,000	OFSI Fund Ltd. 2006-1A, 2.000% 9/20/19 (a)(e)	9,167,500
4,616,109	Peritus I CDO Ltd. 2005-1A C, 9.000% 5/24/15 (a)	4,612,093
2,000,000	Rockwall CDO 2007-1A B2L, 9.617% 8/1/24 (e)	2,000,000
7,018,688	Sharps CDO 2006-1A E, 7.500% 5/8/46 (a)	5,828,739
7,450,000	Silver Elms CDO PLC 2006-1A E, 10.000% 12/20/51 (e)	6,854,000
2,000,000	Trapeza CDO I LLC 2006-11A F, 10.204% 10/10/41 (e)	1,941,600
2,000,000	Trapeza CDO I LLC 2006-11A, 10.000% 10/10/41 (e)	1,941,600
8,000,000	Tropic CDO I Corp. 2006-5A C1, 10.000% 7/15/36 (e)	7,576,000

		163,778,545

	Collateralized Loan Obligations (“CLO”)–4.3%
8,000,000	Babson CLO Ltd. 2005-2A, 10.000% 7/20/19 (e)	7,440,000
1,800,000	Copper River CLO Ltd. 2006-1A E, 9.124% 1/20/21 (a)(e)	1,742,022
2,000,000	MAC Capital Ltd. 2007-1A B2L, 9.620% 7/26/23 (e)	2,000,000
4,000,000	MAC Capital Ltd. 2007-1A Preference Share Component, 10.000% 7/26/23 (a)(e)	3,900,000
4,000,000	Navigare Funding CLO Ltd. 2007-2A SN, 5.360% 4/17/21 (e)	3,720,000
4,000,000	Ocean Trails CLO 2006-1A, 10.000% 10/12/20 (e)	3,848,440
4,500,000	Stanfield Bristol CLO 2005-1A, Ltd., 10.000% 10/15/19 (a)(e)	4,230,000
10,000,000	Telos CLO Ltd. 2006-1A, 10.000% 10/11/21 (a)(e)	9,725,000
1,000,000	Telos CLO Ltd. 2007-2A E, 10.360% 4/15/22 (e)	975,000
3,000,000	Telos CLO Ltd. 2007-2A , 10.000% 4/15/22 (e)	2,850,000
6,000,000	Veritas CLO Ltd. 2006-2A, 15.000% 7/11/21 (a)(e)	5,520,000

		45,950,462

	Equipment Leases–5.9%
2,588,435	Aerco Limited 1X B1, 5.920% 7/15/23	686,091
17,677,610	Aerco Limited 1X C1, Zero Coupon Bond 7/15/23 (e)	1,325,821
13,872,335	Aerco Limited 2A B2, 6.370% 7/15/25 (a)	3,051,914
21,741,558	Aerco Limited 2A C2, Zero Coupon Bond 7/15/25 (a)(e)	1,630,617

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

REGIONS MORGAN KEEGAN SELECT
HIGH INCOME FUND

PORTFOLIO OF INVESTMENTS

JUNE 30, 2007

Principal Amount/ Shares	Description	Value (b)

Asset-Backed Securities–Below Investment Grade or Unrated (continued)
	Equipment Leases (continued)
52,500,000	Aircraft Finance Trust 1999-1A A1, 5.800% 5/15/24 (a)(e)	$38,718,750
9,000,000	Airplanes Pass Through Trust 2001-1A A9, 5.870% 3/15/19	6,226,875
1,459,241	DVI Receivables Corp. 2001-2 A3, 3.519% 11/8/31 (e)	875,545
2,803,457	DVI Receivables Corp. 2001-2 A4, 4.613% 11/11/09 (e)	1,738,144
12,424,203	DVI Receivables Corp. 2002-1 A3A, 5.710% 6/11/10 (e)	5,839,376
5,451,815	Lease Investment Flight Trust 1 B1, 6.440% 7/15/31	272,591
4,740,708	Lease Investment Flight Trust 1 B2, 7.124% 7/15/31	237,035
17,233,090	Lease Investment Flight Trust 1 C2, Zero Coupon Bond 7/15/31 (e)	17,233
10,552,752	Pegasus Aviation Lease Securitization 2001-1A B1, Zero Coupon Bond 5/10/31 (a)	65,955
3,517,580	Pegasus Aviation Lease Securitization 2001-1A B2, Zero Coupon Bond 5/10/31 (a)(e)	3,518
5,000,000	Piper Jaffray Equipment Trust Securities 2007-1A, 6.300% 3/26/29 (a)(e)	2,143,750

		62,833,215

	Franchise Loans–0.2%
2,000,000	Falcon Franchise Loan LLC 2001-1 F, 6.500% 1/5/23	997,420
	FMAC Receivables Loan Trust 1996-B AX, 2.881% 11/15/18 interest-only strips (a)	799,889

		1,797,309

	Home Equity Loans–4.7%
3,000,000	ACE Securities Corp. 2005-HE2 B1, 8.570% 4/25/35 (a)(e)	1,950,000
5,645,000	ACE Securities Corp. 2005-HE6 B1, 8.320% 10/25/35 (a)(e)	2,709,600
603,327	Ameriquest Mortgage Securities Inc. 2003-8 MV6, 8.194% 10/25/33	107,396
3,292,000	Asset-Backed Securities Corp. Home Equity 2005-HE4 M12, 7.820% 5/25/35 (a)(e)	2,304,400
6,000,000	Asset-Backed Securities Corp. Home Equity 2005-HE5 M12, 8.320% 6/25/35 (a)(e)	3,660,000
3,365,000	Asset-Backed Securities Corp. Home Equity 2006-HE4 M9, 7.820% 5/25/36 (a)(e)	2,187,250
253,198	Conseco Finance 2001-C B2, 9.320% 8/15/33	250,798
1,275,000	Equifirst Mortgage Loan Trust 2005-1 B3, 7.815% 4/25/35 (a)(e)	981,750
4,000,000	Home Equity Asset Trust 2005-6 B4, 8.320% 12/25/35 (a)(e)	2,600,000
4,435,000	Master Asset-Backed Securities Trust 2005-FRE1 M10, 7.820% 10/25/35 (a)(e)	2,882,750
1,604,770	Master Asset-Backed Securities Trust 2004-CI4 N2, 9.000% 4/26/34 (a)(e)	481,431
5,200,000	Meritage Asset Holdings 2005-2 N4, 7.500% 11/25/35 (a)(e)	2,860,000

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

REGIONS MORGAN KEEGAN SELECT
HIGH INCOME FUND

PORTFOLIO OF INVESTMENTS

JUNE 30, 2007

Principal Amount/ Shares	Description	Value (b)

Asset-Backed Securities–Below Investment Grade or Unrated (continued)
	Home Equity Loans (continued)
4,139,000	Merrill Lynch Mortgage Investors Inc. 2005-SL1 B5, 8.820% 6/25/35 (a)(e)	$2,607,570
4,582,000	Soundview Home Equity Loan Trust 2005-3 B2, 8.070% 6/25/35 (e)	3,539,595
4,000,000	Soundview Home Equity Loan Trust 2005-A B1, 8.320% 4/25/35 (a)(e)	2,280,000
2,500,000	Soundview Home Equity Loan Trust 2006-1 B, 7.820% 2/25/36 (a)(e)	1,750,000
6,082,000	Structured Asset Securities Corp. 2005-S6 B3, 7.820% 11/25/35 (a)(e)	2,250,340
5,693,834	Terwin Mortgage Trust 2005-11SL B7, 5.454% 11/25/36 (a)(e)	1,423,458
	Terwin Mortgage Trust 2005-3SL B6, 11.500% 3/25/35 interest-only strips (e)	481,171
4,208,292	Terwin Mortgage Trust 2005-7SL, 3.779% 7/25/35 (a)(e)	315,622
15,000,000	Terwin Mortgage Trust 2005-R1, 5.000% 12/28/36 (a)(e)	1,950,000
3,854,322	Terwin Mortgage Trust 2006-1 2B5, 5.000% 1/25/37 (a)(e)	385,432
12,799,000	Terwin Mortgage Trust 2006-R2 A, 2.351% 12/25/36 (a)(e)	4,607,640
13,512,500	Terwin Mortgage Trust 2006-R3, 6.290% 6/26/37 (a)(e)	2,702,500
5,800,000	Terwin Mortgage Trust 2007-1SL B5, 8.320% 1/25/38 (a)(e)	2,030,000

		49,298,703

	Recreational Equipment–0.1%
604,797	Green Tree Recreational Equipment & Consumer Trust 1996-C CTFS, 7.650% 10/15/17	577,086

	Total Asset-Backed Securities–Below Investment Grade or Unrated (cost $422,522,865)	324,235,320

Corporate Bonds–Investment Grade–2.2% of Net Assets
	Finance–0.2%
2,000,000	ABN Amro Bank NV/London, 9.860% 11/17/09 (a)(e)	1,990,000

	Special Purpose Entities–2.0%
10,000,000	Canal Pointe II LLC, 8.838% 6/25/14 (a)(e)	9,950,000
5,000,000	Lincoln Park Referenced Link Notes 2001-1, 8.775% 7/30/31 (a)(e)	4,450,000
6,375,000	Pyxis Master Trust 2006-7, 10.320% 10/1/37 (a)(e)	6,375,000

		20,775,000

	Total Corporate Bonds–Investment Grade (cost $22,826,798)	22,765,000

Corporate Bonds–Below Investment Grade or Unrated–25.4% of Net Assets
	Agriculture–0.4%
4,175,000	Eurofresh Inc., 11.500% 1/15/13 (a)	4,154,125

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

REGIONS MORGAN KEEGAN SELECT
HIGH INCOME FUND

PORTFOLIO OF INVESTMENTS

JUNE 30, 2007

Principal Amount/ Shares	Description	Value (b)

Corporate Bonds–Below Investment Grade or Unrated (continued)
	Apparel–1.0%
10,678,000	Rafaella Apparel Group Inc., 11.250% 6/15/11	$10,784,780

	Automotives–2.3%
6,600,000	Cooper Standard Automotive, Inc., 8.375% 12/15/14	6,154,500
3,325,000	Dana Corp., 3/15/10 in default (c)	3,341,625
4,700,000	Dana Corp., 1/15/15 in default (c)	4,512,000
5,750,000	Dura Operating Corp., 4/15/12 in default (c)	3,737,500
475,000	Ford Motor Company, 7.450% 7/16/31	379,406
575,000	Ford Motor Company, 9.980% 2/15/47	527,562
5,825,000	Metaldyne Corp., 11.000% 6/15/12	5,941,500

		24,594,093

	Basic Materials–2.5%
1,125,000	Altos Hornos de Mexico SA de CV, 4/30/04 in default (c)(f)	852,188
7,400,000	AmeriCast Technologies Inc., 11.000% 12/1/14 (a)	7,511,000
7,350,000	Key Plastics LLC, 11.750% 3/15/13 (a)	7,294,875
2,800,000	Millar Western Forest Products Ltd., 7.750% 11/15/13	2,411,500
7,825,000	Momentive Performance Materials Inc., 11.500% 12/1/16 (a)	7,903,250

		25,972,813

	Building & Construction–0.8%
3,700,000	Masonite Corporation, 11.000% 4/6/15	3,422,500
3,050,000	Ply Gem Industries Inc., 9.000% 2/15/12	2,741,188
2,425,000	Technical Olympic USA, Inc., 10.375% 7/1/12	1,907,869

		8,071,557

	Communications–0.5%
5,476,000	CCH I Holdings LLC, 11.750% 5/15/14	5,380,170

	Consulting Services–0.7%
6,900,000	MSX International Inc., 12.500% 4/1/12 (a)	7,003,500

	Consumer Products–0.2%
2,850,000	Spectrum Brands Inc., Zero Coupon Bond 10/2/13	2,650,500

	Entertainment–0.9%
6,465,000	French Lick Resorts & Casino LLC, 10.750% 4/15/14 (a)	5,527,575
4,125,000	Six Flags Inc., 9.625% 6/1/14	3,825,937

		9,353,512

	Finance–0.6%
5,849,000	Advanta Capital Trust I, 8.990% 12/17/26	5,790,510

	Food–0.3%
4,100,000	Merisant Co., 9.500% 7/15/13	3,608,000

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

REGIONS MORGAN KEEGAN SELECT
HIGH INCOME FUND

PORTFOLIO OF INVESTMENTS

JUNE 30, 2007

Principal Amount/ Shares	Description	Value (b)

Corporate Bonds–Below Investment Grade or Unrated (continued)
	Garden Products–0.2%
2,725,000	Ames True Temper, 10.000% 7/15/12	$2,575,125

	Health Care–0.3%
11,275,000	Insight Health Services Corp., 11/1/11 in default (c)	3,382,500

	Human Resources–0.2%
1,760,000	Comforce Operating Inc., 12.000% 12/1/10	1,808,400

	Industrials–0.5%
794,668	Home Products Inc., 6.000% pays-in-kind 3/20/17 (e)	794,656
2,575,000	Port Townsend Paper Corp., 4/15/11 in default (a)(c)	1,133,000
3,560,000	Terphane Holding Corp., 12.500% 6/15/09 (a)	3,560,000

		5,487,656

	Investment Companies–0.2%
2,000,000	Regional Diversified Funding, 10.000% 1/25/36 (a)	2,005,000

	Manufacturing–2.6%
11,075,000	BGF Industries Inc., 10.250% 1/15/09	10,632,000
7,825,000	JB Poindexter & Co. Inc., 8.750% 3/15/14	7,238,125
9,950,000	MAAX Corp., 9.750% 6/15/12	6,517,250
3,325,000	Propex Fabrics Inc., 10.000% 12/1/12	2,975,875

		27,363,250

	Oil & Gas–0.3%
3,800,000	Seametric International, 11.625% 5/25/12 (a)(e)	3,733,500

	Retail–1.4%
3,075,000	Lazydays RV Center Inc., 11.750% 5/15/12	3,167,250
5,340,000	Uno Restaurant Corp., 10.000% 2/15/11 (a)	4,645,800
7,962,000	VICORP Restaurants, Inc., 10.500% 4/15/11	6,568,650

		14,381,700

	Real Estate–0.8%
9,000,000	Realogy Corp., 12.375% 4/15/15 (a)	8,212,500

	Special Purpose Entities–5.8%
6,798,485	Antares Funding LP, 13.413% 12/14/11 (a)(e)	7,342,363
6,500,000	Eirles Two Ltd. 262, 10.855% 8/3/21 (e)	6,467,500
4,700,000	Eirles Two Ltd. 263, 13.355% 8/3/21 (a)(e)	4,664,750
1,470,000	Interactive Health LLC, 7.250% 4/1/11 (a)(e)	1,260,525
1,000,000	MM Community Funding Ltd., 10.000% 8/1/31 (a)(e)	590,000
174,800	PCA Finance Corp., 14.000% 6/1/09 (a)(e)	177,422
9,700,000	PNA Intermediate Holding Corp., 12.360% 2/15/13 (a)	9,797,000
3,000,000	Preferred Term Securities II, Ltd., 10.000% 5/22/33 (a)(e)	1,569,780
3,000,000	Preferred Term Securities XVIII, Ltd., 10.000% 9/23/35 (a)(e)	2,482,410
1,400,000	Preferred Term Securities XIX, Ltd.,10.000% 12/22/35 (a)(e)	1,162,000

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

REGIONS MORGAN KEEGAN SELECT
HIGH INCOME FUND

PORTFOLIO OF INVESTMENTS

JUNE 30, 2007

Principal Amount/ Shares	Description	Value (b)

Corporate Bonds–Below Investment Grade or Unrated (continued)
	Special Purpose Entities (continued)
6,600,000	Preferred Term Securities XXII, Ltd.,15.000% 9/22/36 (a)	$6,138,000
5,000,000	Preferred Term Securities XXIII, Ltd.,15.000% 12/22/36 (a)	4,737,500
3,000,000	Preferred Term Securities XXIV, Ltd.,10.000% 3/22/37 (a)(e)	2,969,610
6,000,000	Preferred Term Securities XXV, Ltd., 10.000% 6/22/37 (a)(e)	5,861,760
4,000,000	Pyxis Master Trust 2006-8, 10.320% 10/1/37 (a)(e)	4,000,000
3,000,000	TPref Funding I Ltd., 11.000% 1/15/33 (a)(e)	2,265,000

		61,485,620

	Telecommunications–1.3%
7,485,000	Primus Telecommunications GP, 8.000% 1/15/14	5,426,625
3,675,000	Securus Technologies Inc., 11.000% 9/1/11 (a)(e)	3,588,637
5,175,000	Securus Technologies Inc., 11.000% 9/1/11	5,181,469

		14,196,731

	Tobacco–0.6%
875,000	North Atlantic Trading Co., 9.250% 3/1/12	735,000
5,192,250	North Atlantic Trading Co., 10.000% 3/1/12 (a)	5,192,250

		5,927,250

	Transportation–1.0%
3,050,000	Atlantic Express Transportation, 12.609% 4/15/12 (a)	3,095,750
8,275,000	Sea Containers Ltd., 10/15/06 in default (c)(f)	7,695,750

		10,791,500

	Total Corporate Bonds–Below Investment Grade or Unrated (cost $274,818,932)	268,714,292

Mortgage-Backed Securities–Investment Grade–3.7% of Net Assets
	Collateralized Mortgage Obligations–3.7%
	American Home Mortgage Assets 2006-1 XA, 1.673% 5/25/46 interest-only strips	4,324,366
3,000,000	Countrywide Asset-Backed Certificates 2007-SD1 M5, 5.000% 3/25/47 (a)(e)	2,220,000
	Countrywide Alternative Loan Trust 2007-OA8 X 2.000% 6/25/47 interest-only strips	2,151,600
	Harborview Mortgage Loan Trust 2003-2 1X, 1.283% 10/19/33 interest-only strips	370,081
	Harborview Mortgage Loan Trust 2004-1 X, 1.415% 4/19/34 interest-only strips	187,246
	Harborview Mortgage Loan Trust 2004-8 X, 1.617% 11/19/34 interest-only strips (e)	1,814,167

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

REGIONS MORGAN KEEGAN SELECT
HIGH INCOME FUND

PORTFOLIO OF INVESTMENTS

JUNE 30, 2007

Principal Amount/ Shares	Description	Value (b)

Mortgage-Backed Securities–Investment Grade (continued)
	Collateralized Mortgage Obligations (continued)
	Indymac Index Mortgage Loan Trust 2005-AR10 AX, 1.828% 6/25/35 interest-only strips (e)	$6,060,055
	Mellon Residential Funding Corp. 2002-TBC2 X, 0.842% 8/15/32 interest-only strips	1,211,421
5,000,000	Park Place Securities Inc. 2005-WCW3 M10, 7.820% 8/25/35 (e)	3,750,000
	Residential Accredit Loans Inc. 2005-QO4 XIO, 1.764% 12/25/45 interest-only strips	7,336,711
953,200	Structured Asset Investment Loan Trust 2004-1 M5, 8.320% 2/25/34	880,947
3,842,000	Structured Asset Investment Loan Trust 2005-HE2 M10, 7.820% 7/25/35	3,037,086
1,305,646	Structured Asset Trust 2003-S A, 7.500% 12/28/33 (a)(e)	489,617
	Washington Mutual Inc. 2006-AR13 2XPP, 0.500% 10/25/46 interest-only strips (e)	3,875,661
	Washington Mutual Alternative Mortgage Pass Through Certificates 2006-AR8 3X2, 0.500% 10/25/46 interest-only strips	800,714
	Washington Mutual Alternative Mortgage Pass Through Certificates 2006-AR8 CX3, 1.000% 10/25/46 interest-only strips	686,345

	Total Mortgage-Backed Securities–Investment Grade (cost $55,613,435)	39,196,017

Mortgage-Backed Securities–Below Investment Grade or Unrated–12.2% of Net Assets
	Collateralized Mortgage Obligations–12.2%
3,962,360	Countrywide Alternative Loan Trust 2006-6CB B4, 5.575% 5/25/36	1,664,271
8,969,976	Countrywide Alternative Loan Trust 2006-OA12 B4, 7.570% 9/20/46	2,043,719
5,987,075	Countrywide Alternative Loan Trust 2006-OA21 B3, 7.070% 3/20/47 (a)	1,376,309
4,116,905	Countrywide Asset-Backed Certificates 2006-SPS1, 7.000% 12/25/25 (e)	370,521
3,419,072	First Franklin Mortgage Loan Asset-Backed Certificates 2004-FFH2 B2, 8.820% 6/25/34 (a)(e)	1,777,917
11,000,000	First Franklin Mortgage Loan Asset-Backed Certificates 2004-FFH3 B2, 8.820% 10/25/34 (a)(e)	6,710,000
3,878,000	First Franklin Mortgage Loan Asset-Backed Certificates 2004-FFH4 B1, 8.570% 1/25/35 (a)	2,449,228
4,000,000	First Franklin Mortgage Loan Asset-Backed Certificates 2004-FFH4 B2, 8.570% 1/25/35 (a)(e)	2,440,000
5,800,000	First Franklin Mortgage Loan Asset-Backed Certificates 2005-FFH3 B4, 7.320% 9/25/35 (a)(e)	3,248,000

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

REGIONS MORGAN KEEGAN SELECT
HIGH INCOME FUND

PORTFOLIO OF INVESTMENTS

JUNE 30, 2007

Principal Amount/ Shares	Description	Value (b)

Mortgage-Backed Securities–Below Investment Grade or Unrated (continued)
	Collateralized Mortgage Obligations (continued)
5,000,000	First Franklin Mortgage Loan Asset-Backed Certificates 2005-FFH4 B2, 7.320% 12/25/35 (a)(e)	$3,500,000
112,392	First Nationwide Trust 2001-4 DB4, 7.741% 9/25/31 (e)	16,859
3,620,500	Fremont Trust 2005-2 N3, 7.500% 6/25/35 (a)(e)	2,715,375
10,000,000	Greenwich Structured Adjustable Rate Mortgage Products 2005-3A N2, 2.000% 6/27/35 (a)(e)	6,450,000
16,000,000	Greenwich Structured Adjustable Rate Mortgage Products 2005-4A N-2, Zero Coupon Bond 7/27/45 (a)(e)	9,200,000
5,000,000	GSAMP Trust 2004-AR1 B5, 5.000% 6/25/34 (a)	4,561,445
	Harborview Mortgage 2006-10 ES, 0.250% 11/19/36 interest-only strips (e)	11,007,771
	Harborview Mortgage 2006-14 ES, 0.348% 2/19/37 interest-only strips (e)	3,307,128
2,000,000	Harborview Corp. 2006-14 N4, 8.350% 3/19/38 (a)(e)	1,683,760
11,000,000	Harborview Corp. 2006-14 PS, Zero Coupon Bond 12/19/36 (e)	2,047,100
11,679,000	Harborview Corp. 2006-8A N5, Zero Coupon Bond 7/21/36 (a)(e)	4,832,186
5,702,008	Harborview Mortgage Loan Trust 2006-4 B11, 7.070% 5/19/47 (a)(e)	3,506,735
6,536,794	Harborview Mortgage Loan Trust 2006-5 B1, 7.070% 7/19/47 (e)	3,899,590
1,600,000	Indymac Index Corp. 2006-AR6 N3, 8.833% 6/25/46 (a)(e)	1,509,600
12,000,000	Long Beach Asset Holdings Corp. 2005-WL1 N4, 7.500% 6/25/45 (a)(e)	6,720,000
3,600,000	Long Beach Asset Holdings Corp. 2006-2 N3, 8.350% 4/25/46 (a)(e)	2,232,000
3,500,000	Long Beach Mortgage Loan Trust 2005-2 B2, 7.828% 4/25/35 (a)(e)	2,677,500
8,400,000	Long Beach Mortgage Loan Trust 2005-WL2 B3, 7.368% 8/25/35 (a)	5,540,136
1,417,848	Meritage Mortgage Loan Trust 2004-2 B1, 8.570% 1/25/35 (a)(e)	638,031
4,064,000	New Century Home Equity Loan Trust 2006-S1 M8, 6.500% 3/25/36	812,922
6,000,000	Park Place Securities Inc. 2005-WCW2 M11, 7.820% 7/25/35 (a)(e)	4,050,000
8,000,000	Park Place Securities Inc. 2005-WCW3, 7.820% 8/25/35 (a)(e)	5,760,000
6,300,000	Park Place Securities Inc. 2005-WHQ1 M10, 7.820% 3/25/35 (a)(e)	4,756,500
1,600,000	Park Place Securities Inc. 2005-WHQ4, 7.820% 9/25/35 (a)(e)	1,144,000
2,000,000	Sharp SP I LLC Trust 2006-A HM3 N3, 12.500% 10/25/46 (a)(e)	1,970,000
2,780,000	Soundview Home Equity Loan Trust 2005-1 B3, 8.570% 4/25/35 (a)(e)	1,807,000
7,264,313	Structured Asset Securities Corp. 1999-1 Note, 10.000% 8/25/28 (a)(e)	3,795,604
6,421,720	Structured Asset Securities Corp. 2004-S2 B, 6.000% 6/25/34 (a)	4,953,008

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

REGIONS MORGAN KEEGAN SELECT
HIGH INCOME FUND

PORTFOLIO OF INVESTMENTS

JUNE 30, 2007

Principal Amount/ Shares	Description	Value (b)

Mortgage-Backed Securities–Below Investment Grade or Unrated (continued)
	Collateralized Mortgage Obligations (continued)
3,455,817	Structured Asset Securities Corp. 2004-S4 B3, 5.000% 12/25/34 (a)	$323,706
3,023,000	Structured Asset Securities Corp. 2005-AR1 B2, 7.320% 9/25/35 (a)(e)	1,753,340

	Total Mortgage-Backed Securities–Below Investment Grade or Unrated (cost $158,720,955)	129,251,261

Municipal Securities–0.1% of Net Assets
23,931	Pima County Arizona Health Care Facilities, Revenue Bonds, 6.000% 6/1/08	22,401
45,077	Pima County Arizona Health Care Facilities, Revenue Bonds, 6.274% 6/1/09	39,198
63,753	Pima County Arizona Health Care Facilities, Revenue Bonds, 6.455% 6/1/10	51,431

	Total Municipal Securities (cost $119,617)	113,030

Common Stocks–11.8% of Net Assets
	Basic Materials–0.8%
12,900	Cytec Industries Inc.	822,633
204,000	Horsehead Holdings (a)(c)(e)	3,417,000
6,300	Mittal Steel Company N.V. (d)	393,120
31,800	RTI International Metals, Inc. (c)	2,396,766
3,600	Tenaris S.A.	176,256
32,600	Zoltek Companies, Inc. (c)(d)	1,353,878

		8,559,653

	Commercial Services–0.2%
156,800	NNN Realty Advisors (a)(e)	1,732,640

	Communications–0.2%
36,500	Citizens Communications Company	557,355
15,100	FairPoint Communications, Inc.	268,025
122,500	Windstream Corporation	1,808,100

		2,633,480

	Consumer Products–1.2%
53,800	B&G Foods, Inc.	710,160
34,400	Best Buy Co., Inc.	1,605,448
50,200	Brookdale Senior Living, Inc.	2,287,614
111,350	Delphi Corporation (c)	264,044
88,800	Eddie Bauer Holdings, Inc. (c)	1,141,080

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

REGIONS MORGAN KEEGAN SELECT
HIGH INCOME FUND

PORTFOLIO OF INVESTMENTS

JUNE 30, 2007

Principal Amount/ Shares	Description	Value (b)

Common Stocks (continued)
	Consumer Products (continued)
36,000	Famous Dave’s of America, Inc. (c)	$801,000
266,600	Hawaiian Holdings, Inc. (c)	973,090
31,787	Home Products (c)(e)	127,148
108,500	LJ International Inc. (c)	1,178,321
25,400	Macquarie Infrastructure Company Trust	1,053,592
12,400	Regal Entertainment Group	271,932
400	Sanderson Farms, Inc. (d)	18,008
52,887	Star Gas Partners, L.P. (c)	235,876
132,100	The Wet Seal, Inc. (c)	793,921
52,800	Titan International, Inc.	1,669,008

		13,130,242

	Energy–1.1%
41,500	Alpha Natural Resources, Inc. (c)	862,785
23,900	Comstock Resources, Inc. (c)	716,283
21,800	Enterprise Products Partners L.P.	693,458
333,300	Evergreen Energy Inc. (c)	2,009,799
27,100	Fording Canadian Coal Trust	889,422
19,100	Helix Energy Solutions Group, Inc. (c)	762,281
9,500	Kinder Morgan Energy Partners, L.P.	524,305
21,500	Legacy Reserves LP	579,425
5,300	Magellan Midstream Partners, L.P.	246,874
7,100	NuStar Energy L.P.	486,350
31,300	PetroQuest Energy, Inc. (c)	455,102
247,700	Pinnacle Gas Resources, Inc. (c)	1,929,583
29,500	Williams Partners L.P.	1,424,260

		11,579,927

	Financial–5.4%
26,300	American Capital Strategies, Ltd.	1,118,276
82,600	American Financial Realty Trust	852,432
86,500	BRT Realty Trust	2,249,865
52,000	Capital Lease Funding, Inc.	559,000
153,000	CastlePoint Holdings, Ltd.	2,247,570
231,500	Compass Diversified Trust	4,127,645
85,400	Cypress Sharpridge (a)(e)	896,700
150,100	FBR Capital Markets Corporation (c)	2,536,690
76,700	Fortress Investment Group LLC	1,826,994
828,000	FSI Realty Trust Regulation D (a)(c)(e)	8,280,000
82,800	FSI Realty Trust (a)(c)(e)	828,000
121,200	Hercules Technology Growth Capital, Inc.	1,637,412
69,500	JER Investors Trust Inc.	1,042,500
67,300	KKR Financial Corp.	1,676,443

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

REGIONS MORGAN KEEGAN SELECT
HIGH INCOME FUND

PORTFOLIO OF INVESTMENTS

JUNE 30, 2007

Principal Amount/ Shares	Description	Value (b)

Common Stocks (continued)
	Financial (continued)
349,700	Luminent Mortgage Capital, Inc.	$3,528,473
88,100	Maiden Holdings (a)(c)(e)	881,000
59,600	Medical Properties Trust, Inc.	788,508
626,900	Meruelo Maddux Properties, Inc. (c)	5,115,504
110,294	Mid Country (a)(c)(e)	1,874,998
322,800	Muni Funding Co. (a)(c)(e)	3,228,000
50,500	NGP Capital Resources Company	844,360
103,400	PennantPark Investment Corp.	1,451,736
107,200	RAIT Financial Trust	2,789,344
152,900	Resource Capital Corp.	2,137,542
185,500	Star Asia Financial Ltd. (a)(c)(e)	2,040,500
138,829	Technology Investment Capital Corp.	2,192,110

		56,751,602

	Industrial–0.9%
189,500	Aries Maritime Transport Limited	1,843,835
111,695	Intermet Corporation (c)(e)	893,560
13,600	McDermott International, Inc. (c)	1,130,432
108,900	Orion Marine Group (a)(c)(e)	1,470,150
71,000	Owens Corning (c)	2,387,730
90,700	Quintana Maritime Limited	1,434,874
17,730	Ship Finance International Limited	526,226

		9,686,807

	Insurance–0.1%
1,000	Providence Washington Insurance Companies (c)(e)	200

	Technology–1.9%
574,000	Banctec Inc. (a)(c)(e)	4,592,000
51,760	Cascade Microtech, Inc. (c)	620,602
330,200	Cirrus Logic, Inc. (c)	2,740,660
59,500	Infocrossing, Inc. (c)	1,098,965
357,400	InPhonic, Inc. (c)	1,672,596
43,800	Micron Technology, Inc. (c)	548,814
366,489	Ness Technologies, Inc. (c)	4,768,022
112,000	Optimal Group Inc. (c)	845,600
40,700	Parametric Technology Corporation (c)	879,527
141,200	Spansion Inc. (c)	1,567,320
112,145	Taiwan Semiconductor Manufacturing Company Ltd.	1,248,174

		20,582,280

	Total Common Stocks (cost $124,944,897)	124,656,831

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

REGIONS MORGAN KEEGAN SELECT
HIGH INCOME FUND

PORTFOLIO OF INVESTMENTS

JUNE 30, 2007

Principal Amount/ Shares	Description	Value (b)

Preferred Stocks–6.0% of Net Assets
3,000	ACA ABS 2006-2 Ltd. (a)(c)(e)	$2,100,000
7,600	Baker Street Funding (a)(e)	6,992,000
4,700	Baker Street Funding 2006-1 (a)(e)	4,394,500
5,000	Centurion VII (a)(c)(e)	3,787,500
5,000	Credit Genesis CLO 2005 (a)(e)	4,925,000
1,275	Global Leveraged Capital Credit Opportunity Fund (a)(c)(e)	1,173,000
5,000	GSC Partners CDO Fund (e)	4,900,000
16	Harborview 2006-8 (c)(e)	1
3,000	Hewett’s Island II (a)(e)	2,775,000
127,133	Indymac Indx CI-1 Corp. (a)(c)(e)	3,455,094
5,000	Ischus CDO III (a)(e)	3,400,000
5,250	Kleros Preferred Funding III (a)(c)(e)	4,725,000
3,600	Marquette Park CLO (a)(e)	3,384,000
4,000	Montauk Point CDO II Ltd. (a)(e)	2,180,000
6,325	Motient Corporation (e)	5,566,000
4,987	Mountain View Funding (a)(e)	4,588,040
2,000	Rockwall CDO (a)(c)(e)	1,970,000
5,000	WEBS CDO 2006-1 PS (a)(e)	3,875,000

	Total Preferred Stocks (cost $65,569,654)	64,190,135

Eurodollar Time Deposits–1.6% of Net Assets
	State Street Bank & Trust Company Eurodollar time deposits dated June 29, 2007, 4.050% maturing at $ 16,818,585 on July 2, 2007.	16,812,911

	Total Investments–99.0% of Net Assets (cost $1,198,408,790)	1,045,740,306

	Other Assets and Liabilities, net–1.0% of Net Assets	11,195,843

	Net Assets	$1,056,936,149

	Call Options Written
	June 30, 2007
Number of Contracts	Common Stocks/Expiration Date/Exercise Price
63	Mittal Steel Company N.V./July/65	5,670
4	Sanderson Farms, Inc./July/45	520
36	Zoltek Companies, Inc./July/45	2,340

	Total Call Options Written (Premiums Received $21,021)	$8,530

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

REGIONS MORGAN KEEGAN SELECT
HIGH INCOME FUND

PORTFOLIO OF INVESTMENTS

JUNE 30, 2007

(a)	These securities are sold within the terms of a private placement memorandum, are exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Board of Directors, these issues have been determined to be liquid by Morgan Asset Management, Inc., the Fund’s investment adviser.

(b)	See Note 2 of accompanying Notes to Financial Statements regarding investment valuations.

(c)	Non-income producing securities.

(d)	A portion or all of the security is pledged as collateral for call options written.

(e)	Securities valued at fair value—See Note 2 and Note 9.

(f)	These securities are classified as Yankee Bonds, which are U.S. dollar denominated bonds issued in the United States by a foreign entity.

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

MORGAN KEEGAN SELECT FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2007#

	Short Term Bond Fund	Intermediate Bond Fund	High Income Fund
Assets:
Investments in securities, at value	$83,687,149	$1,017,507,830	$1,028,927,395
Investments in time deposits	2,713,387	3,481,794	16,812,911

Total investments in securities	86,400,536	1,020,989,624	1,045,740,306

Dividends and interest receivable	656,201	10,227,867	15,515,969
Receivable for fund shares sold	805,809	1,432,465	176,899
Receivable for investments sold	2,055,000	1,745,589	16,008,320
Other assets	—	9,946	29,972

Total Assets	89,917,546	1,034,405,491	1,077,471,466

Liabilities:
Call options written, at value (premiums received $21,021)	—	—	8,530
Payable for fund shares redeemed	3,841	1,118,557	7,819,104
Dividends payable	311,307	2,539,472	5,631,105
Payable for investments purchased	—	16,607,613	5,959,692
Accrued expenses:
Advisory fees	17,541	337,569	705,828
Accounting fees	2,105	25,318	28,233
Distribution fees	6,286	249,097	278,725
Transfer agent fees	5,195	35,527	18,297
Other	33,105	72,573	85,803

Total liabilities	379,380	20,985,726	20,535,317

Net assets	$89,538,166	$1,013,419,765	$1,056,936,149

Composition of Net Assets:
Common stock, $.001 par value	8,959	107,148	114,753
Paid-in capital	91,169,684	1,073,540,415	1,211,608,149
Undistributed net investment income	—	31,669	1,418,382
Accumulated net realized (losses) on investments	(426,959)	(2,640,427)	(3,549,142)
Net unrealized (depreciation) on investments	(1,213,518)	(57,619,040)	(152,655,993)

Net assets	$89,538,166	$1,013,419,765	$1,056,936,149

Investments, at identified cost	$87,614,054	$1,078,608,664	$1,198,408,790

Shares Outstanding and Net Asset Value Per Share:
Class A Shares
Net assets	$32,850,337	$358,281,726	$460,039,630
Shares outstanding	3,286,843	37,879,101	49,957,252
Net asset value and redemption price per share	$9.99	$9.46	$9.21
Offering price per share	$10.14 (a)	$9.65 (b)	$9.45 (c)
Class C Shares
Net assets	$764,682	$348,522,111	$268,428,684
Shares outstanding	76,747	36,868,281	29,140,271
Net asset value, offering and redemption price* per share	$9.96	$9.45	$9.21
Class I Shares
Net assets	$55,923,147	$306,615,928	$328,467,835
Shares outstanding	5,595,467	32,400,586	35,655,819
Net asset value, offering and redemption price per share	$9.99	$9.46	$9.21
*	Redemption price per share varies by length of time shares are held.
(a)	Computation of offering price per share: 100/98.5 of net asset value.
(b)	Computation of offering price per share: 100/98 of net asset value.
(c)	Computation of offering price per share: 100/97.5 of net asset value.
#	See Note 9—Security Valuations and Subsequent Events.

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

MORGAN KEEGAN SELECT FUND, INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED JUNE 30, 2007#

	Short Term Bond Fund	Intermediate Bond Fund	High Income Fund
Investment Income:
Dividend income	$41,754	$1,044,213	$7,623,937	(a)
Interest income	4,190,170	64,657,799	131,992,279

Total investment income	4,231,924	65,702,012	139,616,216

Expenses:
Advisory fees	255,127	3,542,774	9,150,453
Accounting fees	21,868	265,709	366,019
Distribution service fees
Class A Shares	40,106	805,004	1,353,781
Class C Shares	900	1,792,239	2,244,521
Transfer agent fees	59,690	363,578	230,407
Legal fees	5,800	70,548	176,609
Audit fees	33,881	66,352	69,970
Custodian fees	13,071	15,494	59,605
Registration fees	17,874	74,538	34,993
Directors’ fees	14,482	14,482	14,482
Insurance premiums	3,462	39,159	65,472
Other	7,655	49,806	59,436

Total expenses	473,916	7,099,683	13,825,748
Expenses voluntarily waived by the Adviser	(72,893)	—	—

Net expenses	401,023	7,099,683	13,825,748

Net investment income	3,830,901	58,602,329	125,790,468

Realized and Unrealized Gains/(Losses) on Investments
Net realized gains/(losses) on investments	(28,377)	913,146	13,519,355
Net realized gains on expiration of options	—	—	291,404
Net change in unrealized (depreciation)	(39,446)	(43,839,492)	(110,971,050)

Change in net assets resulting from operations	$3,763,078	$15,675,983	$28,630,177

(a)	Net of foreign taxes withheld of $66,512.
#	See Note 9—Security Valuations and Subsequent Events.

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

MORGAN KEEGAN SELECT FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	Short Term Bond Fund		Intermediate Bond Fund
	Year Ended June 30, 2007#	Year Ended June 30, 2006	Year Ended June 30, 2007#	Year Ended June 30, 2006
Change in Net Assets:
Operations:
Net investment income	$3,830,901	$3,129,261	$58,602,329	$37,265,786
Net realized gains/(losses) on investments	(28,377)	98,911	913,146	(1,741,248)
Net change in unrealized (depreciation) on investments	(39,446)	(348,086)	(43,839,492)	(3,885,048)

Change in net assets resulting from operations	3,763,078	2,880,086	15,675,983	31,639,490

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(827,912)	(216,106)	(21,532,088)	(14,091,847)
Class C Shares	(10,006)	(12,097)	(18,948,268)	(12,541,332)
Class I Shares	(3,051,704)	(3,060,824)	(18,452,995)	(10,862,838)

Total distribution to shareholders	(3,889,622)	(3,289,027)	(58,933,351)	(37,496,017)

Capital Transactions
Change in net assets resulting from capital transactions (Note 6)	23,411,418	(5,330,603)	389,659,575	188,872,899

Change in net assets	23,284,874	(5,739,544)	346,402,207	183,016,372

Net Assets
Beginning of period	66,253,292	71,992,836	667,017,558	484,001,186

End of period	$89,538,166	$66,253,292	$1,013,419,765	$667,017,558

Undistributed net investment income	$—	$4,999	$31,669	$6,000

#	See Note 9—Security Valuations and Subsequent Events.

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

MORGAN KEEGAN SELECT FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	High Income Fund
	Year Ended June 30, 2007#	Year Ended June 30, 2006
Change in Net Assets:
Operations:
Net investment income	$125,790,468	$124,889,192
Net realized gains on investments	13,810,759	765,053
Net change in unrealized (depreciation) on investments	(110,971,050)	(14,014,203)

Change in net assets resulting from operations	28,630,177	111,640,042

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(61,511,869)	(55,534,145)
Class C Shares	(32,475,050)	(29,176,340)
Class I Shares	(43,853,012)	(39,958,840)
Distributions from net realized gain on investments
Class A Shares	(3,593,650)	(5,789,356)
Class C Shares	(1,976,827)	(3,163,965)
Class I Shares	(2,520,518)	(4,178,366)

Total distribution to shareholders	(145,930,926)	(137,801,012)

Capital Transactions
Change in net assets resulting from capital transactions (Note 6)	(27,485,988)	114,153,635

Change in net assets	(144,786,737)	87,992,665

Net Assets
Beginning of period	1,201,722,886	1,113,730,221

End of period	$1,056,936,149	$1,201,722,886

Undistributed net investment income	$1,418,382	$8,696

#	See Note 9—Security Valuations and Subsequent Events.

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

MORGAN KEEGAN SELECT FUND, INC.

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED:

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains/ (Losses) on Investments	Total From Investment Operations	Dividends from Net Investment Income
Short Term Bond Fund
Class A Shares
Year Ended June 30, 2007#	$9.98	0.51	0.02	0.53	(0.52)
Year Ended June 30, 2006	$10.04	0.42	(0.04)	0.38	(0.44)
Period Ended June 30, 2005*	$10.24	0.31	(0.19)	0.12	(0.32)
Year Ended August 31, 2004	$10.22	0.29	0.02	0.31	(0.29)
Year Ended August 31, 2003	$9.94	0.36	0.28	0.64	(0.36)
Year Ended August 31, 2002	$10.11	0.39	(0.17)	0.22	(0.39)

Short Term Bond Fund
Class C Shares
Year Ended June 30, 2007#	$9.96	0.49	0.01	0.50	(0.50)
Period Ended June 30, 2006 (7)	$10.00	0.27	(0.02)	0.25	(0.29)

Short Term Bond Fund
Class I Shares
Year Ended June 30, 2007#	$9.98	0.53	0.02	0.55	(0.54)
Year Ended June 30, 2006	$10.04	0.44	(0.04)	0.40	(0.46)
Period Ended June 30, 2005*	$10.25	0.34	(0.20)	0.14	(0.35)
Year Ended August 31, 2004	$10.22	0.32	0.03	0.35	(0.32)
Year Ended August 31, 2003	$9.94	0.39	0.28	0.67	(0.39)
Year Ended August 31, 2002	$10.12	0.41	(0.18)	0.23	(0.41)

*	The Fund changed its fiscal year from August 31 to June 30.

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2)	Not annualized for periods less than one year.

(3)	Ratio annualized for periods less than one year.

(4)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(5)	This voluntary expense decrease is reflected in both the expense and net investment income ratios.

(6)	Amount less than $.005.

(7)	From the commencement of investment operations on November 4, 2005.

#	See Note 9—Security Valuations and Subsequent Events.

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

MORGAN KEEGAN SELECT FUND, INC.

					Ratios to Average Net Assets			Supplemental Data
Distributions from Capital Gains		Total Distributions	Net Asset Value, End of Period	Total Return (1)(2)	Net Investment Income (3)	Net Expenses (3)	Expense Waiver/ Reimbursement (3)(5)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate (4)

—		(0.52)	$9.99	5.36%	4.99%	0.74%	0.10%	$32,850	64%
—		(0.44)	$9.98	3.85%	4.18%	0.89%	0.03%	$4,986	47%
—		(0.32)	$10.04	1.21%	3.65%	1.08%	0.23%	$5,097	26%
—		(0.29)	$10.24	3.02%	2.76%	1.14%	0.23%	$7,396	92%
—		(0.36)	$10.22	6.57%	3.48%	1.19%	0.28%	$4,136	37%
—	(6)	(0.39)	$9.94	2.22%	3.77%	1.27%	0.40%	$969	20%

—		(0.50)	$9.96	5.06%	4.79%	0.94%	0.10%	$765	64%
—		(0.29)	$9.96	2.50%	3.98%	1.09%	0.03%	$81	47%

—		(0.54)	$9.99	5.62%	5.24%	0.49%	0.10%	$55,923	64%
—		(0.46)	$9.98	4.12%	4.43%	0.64%	0.03%	$61,186	47%
—		(0.35)	$10.04	1.35%	3.97%	0.81%	0.39%	$66,896	26%
—		(0.32)	$10.25	3.44%	3.07%	0.84%	0.54%	$62,281	92%
—		(0.39)	$10.22	6.86%	3.84%	0.90%	0.60%	$40,957	37%
—	(6)	(0.41)	$9.94	2.30%	4.05%	0.98%	0.69%	$28,151	20%

MORGAN KEEGAN SELECT FUND, INC.

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED:

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains/ (Losses) on Investments	Total From Investment Operations	Dividends from Net Investment Income
Intermediate Bond Fund
Class A Shares
Year Ended June 30, 2007#	$9.83	0.66	(0.37)	0.29	(0.66)
Year Ended June 30, 2006	$9.93	0.66	(0.10)	0.56	(0.66)
Year Ended June 30, 2005	$10.03	0.70	(0.11)	0.59	(0.69)
Year Ended June 30, 2004	$10.39	0.74	(0.28)	0.46	(0.80)
Year Ended June 30, 2003	$10.17	0.76	0.21	0.97	(0.75)

Intermediate Bond Fund
Class C Shares
Year Ended June 30, 2007#	$9.83	0.62	(0.38)	0.24	(0.62)
Year Ended June 30, 2006	$9.92	0.62	(0.09)	0.53	(0.62)
Year Ended June 30, 2005	$10.03	0.67	(0.12)	0.55	(0.66)
Year Ended June 30, 2004	$10.38	0.71	(0.27)	0.44	(0.77)
Year Ended June 30, 2003	$10.17	0.73	0.20	0.93	(0.72)

Intermediate Bond Fund
Class I Shares
Year Ended June 30, 2007#	$9.84	0.68	(0.38)	0.30	(0.68)
Year Ended June 30, 2006	$9.93	0.68	(0.09)	0.59	(0.68)
Year Ended June 30, 2005	$10.04	0.73	(0.12)	0.61	(0.72)
Year Ended June 30, 2004	$10.39	0.77	(0.27)	0.50	(0.83)
Year Ended June 30, 2003	$10.17	0.79	0.21	1.00	(0.78)

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

#	See Note 9—Security Valuations and Subsequent Events. There has been a material decline in net assets after June 30, 2007.

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

MORGAN KEEGAN SELECT FUND, INC.

				Ratios to Average Net Assets		Supplemental Data
Distributions from Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return (1)	Net Investment Income	Net Expenses	Net Assets, End of Period (000’s)	Portfolio Turnover Rate (2)

—	(0.66)	$9.46	2.88%	6.69%	0.76%	$358,282	61%
—	(0.66)	$9.83	5.77%	6.61%	0.78%	$232,900	71%
—	(0.69)	$9.93	6.05%	6.84%	0.78%	$191,439	49%
(0.02)	(0.82)	$10.03	4.68%	7.30%	0.81%	$98,194	47%
—	(0.75)	$10.39	9.99%	7.38%	0.85%	$82,786	38%

—	(0.62)	$9.45	2.42%	6.34%	1.11%	$348,522	61%
—	(0.62)	$9.83	5.51%	6.26%	1.13%	$227,244	71%
—	(0.66)	$9.92	5.58%	6.49%	1.13%	$174,382	49%
(0.02)	(0.79)	$10.03	4.42%	6.95%	1.16%	$107,801	47%
—	(0.72)	$10.38	9.40%	7.03%	1.20%	$84,554	38%

—	(0.68)	$9.46	3.03%	6.94%	0.51%	$306,616	61%
—	(0.68)	$9.84	6.14%	6.86%	0.53%	$206,874	71%
—	(0.72)	$9.93	6.21%	7.09%	0.53%	$118,180	49%
(0.02)	(0.85)	$10.04	5.04%	7.55%	0.56%	$44,489	47%
—	(0.78)	$10.39	10.15%	7.63%	0.60%	$33,348	38%

MORGAN KEEGAN SELECT FUND, INC.

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED:

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains/ (Losses) on Investments	Total From Investment Operations	Dividends from Net Investment Income
High Income Fund
Class A Shares
Year Ended June 30, 2007#	$10.19	1.03	(0.80)	0.23	(1.14)
Year Ended June 30, 2006	$10.42	1.11	(0.11)	1.00	(1.11)
Year Ended June 30, 2005	$10.53	1.27	(0.03)	1.24	(1.21)
Year Ended June 30, 2004	$10.55	1.09	0.30	1.39	(1.11)
Year Ended June 30, 2003	$10.47	1.21	0.04	1.25	(1.14)

High Income Fund
Class C Shares
Year Ended June 30, 2007#	$10.19	0.98	(0.80)	0.18	(1.09)
Year Ended June 30, 2006	$10.42	1.06	(0.11)	0.95	(1.06)
Year Ended June 30, 2005	$10.54	1.22	(0.04)	1.18	(1.16)
Year Ended June 30, 2004	$10.55	1.04	0.31	1.35	(1.06)
Year Ended June 30, 2003	$10.47	1.16	0.04	1.20	(1.09)

High Income Fund
Class I Shares
Year Ended June 30, 2007#	$10.19	1.06	(0.80)	0.26	(1.17)
Year Ended June 30, 2006	$10.42	1.14	(0.11)	1.03	(1.14)
Year Ended June 30, 2005	$10.54	1.30	(0.04)	1.26	(1.24)
Year Ended June 30, 2004	$10.55	1.11	0.31	1.42	(1.13)
Year Ended June 30, 2003	$10.47	1.24	0.04	1.28	(1.17)

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

#	See Note 9—Security Valuations and Subsequent Events. There has been a material decline in net assets after June 30, 2007.

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

MORGAN KEEGAN SELECT FUND, INC.

				Ratios to Average Net Assets		Supplemental Data
Distributions from Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return (1)	Net Investment Income	Net Expenses	Net Assets, End of Period (000’s)	Portfolio Turnover Rate (2)

(0.07)	(1.21)	$9.21	1.97%	10.46%	1.10%	$460,039	90%
(0.12)	(1.23)	$10.19	10.13%	10.83%	1.09%	$527,093	106%
(0.14)	(1.35)	$10.42	12.32%	12.15%	1.10%	$504,372	86%
(0.30)	(1.41)	$10.53	14.05%	10.23%	1.11%	$391,100	79%
(0.03)	(1.17)	$10.55	12.72%	10.99%	1.13%	$298,816	67%

(0.07)	(1.16)	$9.21	1.46%	9.96%	1.60%	$268,429	90%
(0.12)	(1.18)	$10.19	9.58%	10.33%	1.59%	$294,721	106%
(0.14)	(1.30)	$10.42	11.65%	11.65%	1.60%	$276,194	86%
(0.30)	(1.36)	$10.54	13.59%	9.73%	1.61%	$219,313	79%
(0.03)	(1.12)	$10.55	12.16%	10.48%	1.64%	$173,290	67%

(0.07)	(1.24)	$9.21	2.22%	10.71%	0.85%	$328,468	90%
(0.12)	(1.26)	$10.19	10.40%	11.08%	0.84%	$379,909	106%
(0.14)	(1.38)	$10.42	12.48%	12.40%	0.85%	$333,164	86%
(0.30)	(1.43)	$10.54	14.44%	10.48%	0.86%	$209,361	79%
(0.03)	(1.20)	$10.55	13.00%	11.24%	0.88%	$110,695	67%

MORGAN KEEGAN SELECT FUND, INC.

NOTES TO THE FINANCIAL STATEMENTS

1	Organization

Morgan Keegan Select Fund, Inc. (the “Company”) was organized as a Maryland corporation on October 27, 1998. The Company is an open-end, management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of the date of this report, the Company consists of three portfolios, each with its own investment objective. The accompanying financial statements are for Regions Morgan Keegan Select Short Term Bond Fund, Regions Morgan Keegan Select Intermediate Bond Fund and Regions Morgan Keegan Select High Income Fund (each a “Fund” and collectively, the “Funds”). Regions Morgan Keegan Select High Income Fund is closed to new investors. Any shareholder that owned this fund in an existing account as of November 1, 2005 may purchase additional shares in their account. The Fund reserves its right to change this policy at any time.

The Funds offer three classes of shares: Class A Shares, Class C Shares and Class I Shares. The Articles of Incorporation permit the Directors to issue full and fractional shares of beneficial interest (with a par value of $0.001) for each class as follows:

	Short Term Bond Fund	Intermediate Bond Fund	High Income Fund
Class A Shares	100,000,000	100,000,000	300,000,000
Class C Shares	100,000,000	100,000,000	300,000,000
Class I Shares	100,000,000	100,000,000	300,000,000

Each class of shares in the Funds has identical rights and privileges except with respect to fees paid under the Funds’ distribution plan and voting rights on matters affecting a single class of shares. Class A Shares are sold at net asset value (“NAV”) plus the applicable front-end sales charge. The sales charge varies depending on the amount of your purchase. Purchases of Class A Shares of $1 million or more are sold at NAV and have a 1% contingent deferred sales charge (“CDSC”) if the shares are redeemed within one year of purchase. Class C Shares and Class I Shares are sold without a sales charge at NAV per share. Class C Shares have a 1% CDSC if shares are redeemed within one year of purchase. Class I Shares are available only to a limited group of investors at the discretion of the Funds through special programs like employer-sponsored retirement plans, advisory accounts of the investment manager and certain programs available through brokers, like wrap accounts. These programs usually involve special conditions and separate fees. The assets of each portfolio of the Company are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

MORGAN KEEGAN SELECT FUND, INC.

Under the Company’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Company on behalf of the Funds enters into contracts with vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

2	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with the accounting principles generally accepted in the United States of America.

Investment Valuations—Investments in securities listed or traded on a securities exchange are valued at the last quoted sales price on the exchange where the security is primarily traded as of the close of business on the New York Stock Exchange, usually 4:00 p.m. Eastern Time, on the valuation date. Equity securities traded on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price (“NOCP”) provided by Nasdaq each business day. The NOCP is the most recently reported price as of 4:00:02 p.m. Eastern Time, unless that price is outside the range of the “inside” bid and asked price (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, Nasdaq will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. Securities traded in the over-the-counter market and listed securities for which no sales were reported for that date are valued at the last quoted bid price.

Equity and debt securities issued in private placements are valued on the bid side by a primary market dealer. Long-term debt securities (including U.S. government securities, listed corporate bonds, other debt and asset-backed securities, and unlisted securities and private placement securities) are generally valued at the latest price furnished by an independent pricing service or primary market dealer. Short-term debt securities with remaining maturities of more than sixty days for which market quotations are readily available are valued by an independent pricing service or primary market dealer. Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of Morgan Asset Management, Inc. (the “Adviser”) does not represent market value.

MORGAN KEEGAN SELECT FUND, INC.

Investments in open-end registered investment companies, if any, are valued at NAV as reported by those investment companies. Foreign securities denominated in foreign currencies, if any, are translated from the local currency into U.S. dollars using current exchange rates.

Investments for which market quotations are not readily available, or if available quotations are not believed to be reflective of market value, those securities are valued at fair value as determined by the Adviser’s Valuation Committee using procedures established by and under the supervision of the Company’s Board of Directors. The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. As of June 30, 2007, certain debt securities held by Regions Morgan Keegan Select Short Term Bond Fund, Regions Morgan Keegan Select Intermediate Bond Fund and Regions Morgan Keegan Select High Income Fund were fair valued and the value of these securities represented approximately 29%, 51% and 59% of the net assets of the Funds, respectively. Also, see Note 9—Security Valuations and Subsequent Events.

Investment Transactions and Investment Income—Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Expenses—Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund of the Company are allocated among the respective Funds based upon relative net assets. Expenses directly attributable to a class of shares are charged directly to that class.

Class Allocations—The investment income, fees and expenses (other than class specific fees and expenses) and realized and unrealized gains and losses of a Fund are allocated to each class of shares based upon their relative net assets or another appropriate basis on the date the income is earned or the expenses and realized and unrealized gains and losses are incurred.

MORGAN KEEGAN SELECT FUND, INC.

Dividends and Distributions to Shareholders—Each Fund pays dividends to its shareholders from the Fund’s net investment income. Dividends for the Funds are declared daily and paid monthly. Each Fund also pays distributions at least annually from its net realized capital gains, if any. Dividends are declared separately for each share class. No share class has preferential dividend rights; differences in per share dividend rates are generally due to differences in class-specific fees and expenses. Dividends and other distributions to shareholders are recorded on the ex-dividend date.

The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e., reclass of market discounts, net operating loss, paydowns and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent distributions from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Repurchase Agreements—The Funds may purchase instruments from financial institutions, such as banks and broker dealers, subject to the seller’s agreement to repurchase them at an agreed upon time and price (“repurchase agreement”). The Funds may invest in repurchase agreements with institutions that are deemed by the Adviser to be of good standing and creditworthy pursuant to the guidelines established by the Directors. A third party custodian bank takes possession of the underlying securities (“collateral”) of a repurchase agreement, the value of which is at all times at least equal to the principal amount of the repurchase transaction and accrued interest. In the event of counterparty default on the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. However, there could be potential losses to the Funds in the event of default or bankruptcy by the counterparty to the agreement if the Funds are delayed or prevented from exercising their rights to dispose of the collateral, including the risk of possible decline in the value of the collateral during the period while the Funds seek to assert their rights.

Option Writing—When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. If a call option is exercised, the premium is added to the

MORGAN KEEGAN SELECT FUND, INC.

proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When-Issued and Delayed Delivery Transactions—The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

New Accounting Pronouncements—In July 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are more likely than not to be sustained by the applicable tax authority. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Adviser is evaluating the application of FIN 48 to each Fund, and is not in a position at this time to estimate the significance of its impact, if any, on each Fund’s financial statements.

In September 2006, FASB issued its new Standard No. 157, Fair Value Measurements (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting

MORGAN KEEGAN SELECT FUND, INC.

principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier application is permitted.

3	Agreements and Other Transactions with Affiliates

Investment Adviser—The Company, on behalf of the Funds, has entered into Investment Advisory Agreements with Morgan Asset Management, Inc., the Adviser, a wholly owned subsidiary of MK Holding, Inc., which is a wholly owned subsidiary of Regions Financial Corporation (“Regions”). Under the terms of the agreements, the Funds are charged the following annual management fees, before any waivers, which are calculated daily and paid monthly based on the average daily net assets of the Funds:

Fund	Annual Fee
Short Term Bond Fund	0.35	%(1)
Intermediate Bond Fund	0.40%
High Income Fund	0.75%

(1)

As of July 1, 2006, the Adviser agreed to voluntarily waive a portion of its contractual investment advisory fee. The investment advisory fee paid by Regions Morgan Keegan Select Short Term Bond Fund after the waiver is 0.25%. The waiver is voluntary and the Adviser, in its sole discretion, may terminate the waiver at any time.

The Adviser contractually agreed to waive its fee and to reimburse each of the following funds through June 30, 2007 to the extent each Fund’s annual operating expenses (excluding brokerage, interest, taxes and extraordinary expenses) exceeds a specific percentage of net assets as follows:

Fund	Class A Shares	Class C Shares	Class I Shares
Intermediate Bond Fund	0.90%	1.25%	0.65%
High Income Fund	1.25%	1.75%	1.00%

Administrator—Administrative services are performed by Morgan Keegan & Company, Inc. (“Morgan Keegan”) on behalf of the three series of the Company under the Advisory Agreements. Morgan Keegan also provides an employee to serve as the Funds’ Chief Compliance Officer for which Morgan Keegan receives no additional compensation from the Funds.

MORGAN KEEGAN SELECT FUND, INC.

Fund Accountant—The Company and Morgan Keegan have entered into a Fund Accounting Service Agreement, under which Morgan Keegan provides portfolio accounting services to the Funds for an annual fee of 0.03% based on the average daily net assets of the Funds.

Distributor—The Company has adopted two Distribution Plans pursuant to Rule 12b-1 under the 1940 Act (“12b-1 Plans”), one with respect to Class A Shares and the other with respect to Class C Shares of the Funds. The 12b-1 Plans compensate Morgan Keegan, the Funds’ primary Distributor, and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Funds’ shares. Under the Class A Shares’ 12b-1 Plan, the Funds pay a fee at an annual rate of up to 0.25% of the average daily net assets with respect to Class A Shares of the Funds. Under the Class C Shares’ 12b-1 Plan, Regions Morgan Keegan Select Short Term Bond Fund, Regions Morgan Keegan Select Intermediate Bond Fund and Regions Morgan Keegan Select High Income Fund pay a fee at an annual rate of 0.45%, 0.60% and 0.75%, respectively, of the average daily net assets with respect to Class C Shares of each Fund.

Sales Charges—Morgan Keegan received commissions on the sale of shares of the Funds. During the fiscal year ended June 30, 2007, Morgan Keegan received front-end sales charges and contingent deferred sales charges as follows:

	Front End Sales Charges	Contingent Deferred Sales Charges
	Class A Shares	Class A Shares	Class C Shares
Short Term Bond Fund	$835	$94	$497
Intermediate Bond Fund	1,207,933	47,760	96,370
High Income Fund	839,370	144,860	24,898

Transfer Agent and Dividend Disbursing Agent—Morgan Keegan serves as the Transfer and Dividend Disbursing Agent for the Funds. Pursuant to the Transfer Agency and Service Agreement, each Fund pays Morgan Keegan an annual base fee per share class plus a variable fee based on the number of shareholder accounts.

Directors and Officers—Certain of the Officers and Directors of the Company are also Officers and Directors of the Adviser, Morgan Keegan, and Regions. Such Officers and Directors of the Company who are “Interested Persons” as defined in the 1940 Act receive no salary or fees from the Funds.

Each Independent Director receives an annual retainer of $4,000 and a fee of $1,000 per quarterly meeting with reimbursement for related expenses for each meeting of the Board attended from the Company. Each chairperson of the Independent Directors Committee and Audit Committee receives annual

MORGAN KEEGAN SELECT FUND, INC.

compensation of $500 from the Company. An additional $1,500 is paid to the Independent Directors for attending special meetings in person, and an additional $500 is paid for attending special meetings by telephone. No Officer or Director is entitled to receive pension or retirement benefits from the Company.

Other Transactions—For the fiscal year ended June 30, 2007, Morgan Keegan earned no underwriting discounts, direct commissions or dealer incentives on the sales and purchases of investment securities held by the Funds.

4	Investment Transactions

During the fiscal year ended June 30, 2007, cost of purchases and proceeds from sales of investment securities (excluding short-term securities and U.S. government obligations) for each Fund were as follows:

Fund	Purchases	Sales
Short Term Bond Fund	$50,808,072	$43,524,771
Intermediate Bond Fund	932,073,683	518,263,089
High Income Fund	1,052,307,923	1,064,100,940

5	Option Transactions

Transactions in options written during the fiscal year ended June 30, 2007 were as follows:

	High Income Fund
	Number of Contracts	Premiums Received
Options outstanding at June 30, 2006	435	$93,726
Options written	4,416	623,456
Options expired	(2,014)	(291,404)
Options exercised	(2,734)	(404,757)

Options outstanding at June 30, 2007	103	$21,021

MORGAN KEEGAN SELECT FUND, INC.

6	Capital Share Transactions

Capital share transactions for the Funds were as follows:

	Short Term Bond Fund
	Year Ended June 30, 2007		Year Ended June 30, 2006
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	3,261,677	$32,858,564	176,149	$1,761,980
Shares issued in reinvestment of distributions	20,720	208,533	12,599	126,012
Shares redeemed	(495,085)	(4,980,862)	(196,933)	(1,970,280)

Net change resulting from Class A Share transactions	2,787,312	$28,086,235	(8,185)	$(82,288)

	Year Ended June 30, 2007		Period Ended June 30, 2006
Class C Shares	Shares	Dollars	Shares	Dollars
Shares sold	79,489	$795,508	199,935	$1,998,085
Shares issued in reinvestment of distributions	376	3,773	143	1,429
Shares redeemed	(11,217)	(112,419)	(191,979)	(1,918,231)

Net change resulting from Class C Share transactions	68,648	$686,862	8,099	$81,283

	Year Ended June 30, 2007		Year Ended June 30, 2006
Class I Shares	Shares	Dollars	Shares	Dollars
Shares sold	1,474,851	$14,847,037	1,927,501	$19,284,544
Shares issued in reinvestment of distributions	56,932	573,065	78,604	786,589
Shares redeemed	(2,064,218)	(20,781,781)	(2,540,762)	(25,400,731)

Net change resulting from Class I Share transactions	(532,435)	$(5,361,679)	(534,657)	$(5,329,598)

Net change resulting from Fund Share transactions	2,323,525	$23,411,418	(534,743)	$(5,330,603)

MORGAN KEEGAN SELECT FUND, INC.

	Intermediate Bond Fund
	Year Ended June 30, 2007		Year Ended June 30, 2006
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	21,132,824	$209,032,014	9,911,820	$98,106,208
Shares issued in reinvestment of distributions	851,413	8,365,742	512,200	5,068,295
Shares redeemed	(7,787,297)	(76,428,906)	(6,019,055)	(59,586,333)

Net change resulting from Class A Share transactions	14,196,940	$140,968,850	4,404,965	$43,588,170

	Year Ended June 30, 2007		Year Ended June 30, 2006
Class C Shares	Shares	Dollars	Shares	Dollars
Shares sold	16,671,195	$164,668,745	9,329,243	$92,294,973
Shares issued in reinvestment of distributions	1,279,127	12,568,157	778,442	7,697,741
Shares redeemed	(4,202,865)	(41,162,932)	(4,557,865)	(45,093,811)

Net change resulting from Class C Share transactions	13,747,457	$136,073,970	5,549,820	$54,898,903

	Year Ended June 30, 2007		Year Ended June 30, 2006
Class I Shares	Shares	Dollars	Shares	Dollars
Shares sold	16,044,367	$158,453,548	10,946,182	$108,365,472
Shares issued in reinvestment of distributions	1,122,751	11,046,065	662,363	6,555,245
Shares redeemed	(5,793,542)	(56,882,858)	(2,477,816)	(24,534,891)

Net change resulting from Class I Share transactions	11,373,576	$112,616,755	9,130,729	$90,385,826

Net change resulting from Fund Share transactions	39,317,973	$389,659,575	19,085,514	$188,872,899

	High Income Fund
	Year Ended June 30, 2007		Year Ended June 30, 2006
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	9,054,573	$91,654,562	8,780,984	$90,497,832
Shares issued in reinvestment of distributions	3,287,665	32,729,573	2,943,058	30,287,583
Shares redeemed	(14,118,737)	(139,246,736)	(8,405,322)	(86,449,145)

Net change resulting from Class A Share transactions	(1,776,499)	$(14,862,601)	3,318,720	$34,336,270

	Year Ended June 30, 2007		Year Ended June 30, 2006
Class C Shares	Shares	Dollars	Shares	Dollars
Shares sold	3,387,735	$34,157,517	4,421,480	$45,624,330
Shares issued in reinvestment of distributions	1,755,653	17,488,711	1,686,784	17,365,828
Shares redeemed	(4,921,796)	(48,943,539)	(3,694,616)	(38,137,020)

Net change resulting from Class C Share transactions	221,592	$2,702,689	2,413,648	$24,853,138

	Year Ended June 30, 2007		Year Ended June 30, 2006
Class I Shares	Shares	Dollars	Shares	Dollars
Shares sold	5,611,791	$56,457,173	8,062,002	$83,333,214
Shares issued in reinvestment of distributions	3,088,116	30,756,055	2,665,557	27,431,294
Shares redeemed	(10,320,642)	(102,539,304)	(5,422,118)	(55,800,281)

Net change resulting from Class I Share transactions	(1,620,735)	$(15,326,076)	5,305,441	$54,964,227

Net change resulting from Fund Share transactions	(3,175,642)	$(27,485,988)	11,037,809	$114,153,635

MORGAN KEEGAN SELECT FUND, INC.

7	Federal Tax Information

Each Fund of the Company is treated as a separate entity for federal tax purposes. No provision for federal income or excise taxes is required since the Funds intend to continue to qualify each year as regulated investment companies under Subchapter M of the Internal Revenue Code (the “Code”) and distribute substantially all their taxable net investment income and capital gains to their shareholders.

Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. These differences are primarily due to differing treatments for gains/losses on principal payments of mortgage-backed and asset-backed securities and REIT adjustments.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in-capital. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

For the fiscal year ended June 30, 2007, permanent differences identified and reclassified among the components of net assets were as follows:

	Short Term Bond Fund	Intermediate Bond Fund	High Income Fund
Undistributed Net Investment Income	$53,722	$356,691	$13,459,149
Accumulated Net Realized Gain/(Loss) on Investments	(53,722)	(356,691)	(13,459,149)

The tax character of distributions as reported on the Statements of Changes in Net Assets for the fiscal year ended June 30, 2007 was as follows:

	Short Term Bond Fund	Intermediate Bond Fund	High Income Fund
Ordinary Income(1)	$3,889,622	$58,933,351	$145,930,926
Long-Term Capital Gains	—	—	—

Total Distributions	$3,889,622	$58,933,351	$145,930,926

(1)	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

MORGAN KEEGAN SELECT FUND, INC.

The tax character of distributions as reported on the Statements of Changes in Net Assets for the fiscal year ended June 30, 2006 was as follows:

	Short Term Bond Fund	Intermediate Bond Fund	High Income Fund
Ordinary Income(1)	$3,289,027	$37,496,017	$137,801,012
Long-Term Capital Gains	—	—	—

Total Distributions	$3,289,027	$37,496,017	$137,801,012

(1)	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

For the fiscal year ended June 30, 2007, the tax basis components of net assets were as follows:

	Short Term Bond Fund	Intermediate Bond Fund	High Income Fund
Gross Unrealized Appreciation	$132,288	$1,797,828	$25,038,905
Gross Unrealized (Depreciation)	(1,345,806)	(59,416,868)	(177,894,238)

Net Unrealized (Depreciation)	(1,213,518)	(57,619,040)	(152,855,333)

Undistributed Ordinary Income	311,307	3,999,564	13,247,626
Capital Loss Carryforwards and Post-October Losses	(426,959)	(4,068,849)	(9,547,941)

Distributable Earnings	(115,652)	(69,285)	3,699,685
Paid-in Capital	90,867,336	1,071,108,090	1,206,091,797

Net Assets	89,538,166	1,013,419,765	1,056,936,149

As of June 30, 2007, the Funds’ cost of investments for federal tax purposes was as follows:

	Short Term Bond Fund	Intermediate Bond Fund	High Income Fund
Cost of Investments	$87,614,054	$1,078,608,664	$1,198,608,127

Capital Loss Carryforwards—As of June 30, 2007, the following Funds had capital loss carryforwards, which will reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

Fund	Expiring in 2012
Short Term Bond Fund	$155,499

MORGAN KEEGAN SELECT FUND, INC.

For the fiscal year ended June 30, 2007, Regions Morgan Keegan Select Short Term Bond Fund utilized $54,042 in capital loss carryforwards.

Post-October Losses Deferred—Pursuant to federal income tax regulations applicable to investment companies, the Funds have elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year. For the fiscal year ended June 30, 2007, Regions Morgan Keegan Select Short Term Bond Fund, Regions Morgan Keegan Select Intermediate Bond Fund and Regions Morgan Keegan Select High Income Fund had $271,460, $4,068,849 and $9,547,941, respectively, in post-October losses.

8	Below Investment Grade Debt Securities Risk

The Funds may invest in investment grade and below investment grade debt securities, including mortgage-backed and asset-backed securities. Below investment grade debt securities, commonly known as “junk bonds,” involve a higher degree of credit risk than investment grade debt securities. In the event of an unanticipated default, a Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the net asset value of its shares. During an economic downturn or period of rising interest rates, highly leveraged and other below investment grade issuers may experience financial stress that could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of below investment grade debt securities are generally less sensitive to interest rate changes than higher-rated investments but are more sensitive to adverse economic or political changes or individual developments specific to the issuer than higher-rated investments. Periods of economic or political uncertainty and change, such as the recent market environment, can be expected to result in significant volatility of prices for these securities. Rating Services consider these securities to be speculative in nature.

See also Note 9—Security Valuations and Subsequent Events.

9	Security Valuations and Subsequent Events

Liquidity and Valuation of Portfolio Securities—Recent instability in the markets for fixed income securities, particularly mortgage-backed and asset-backed securities, has affected the liquidity of the Funds’ portfolios. In addition, the Funds have experienced significant net redemptions of their shares.

Under current market conditions, many of the Funds’ portfolio securities may be deemed to be illiquid. “Illiquid securities” are generally those that cannot be sold or

MORGAN KEEGAN SELECT FUND, INC.

disposed of in the ordinary course of business at approximately the prices at which they are valued. This may result in illiquid securities being disposed of at a price different from the recorded value since the market price of illiquid securities generally is more volatile than that of more liquid securities. This illiquidity of portfolio securities may result in the Funds incurring greater losses on the sale of some portfolio securities than under more stable market conditions. Such losses can adversely impact the Funds’ net asset values per share. The Adviser and its affiliates may periodically purchase shares of the Funds at net asset value or take other steps to provide liquidity but are not required to do so. Moreover, there is no assurance that these measures would be sufficient to avoid adverse impact on the Funds. From July 1, 2007 through August 31, 2007, the Adviser and its affiliates purchased approximately $30.0 million and $55.2 million in shares of Intermediate Bond Fund and High Income Fund, respectively.

The current market instability has also made it more difficult to obtain market quotations on many of the Funds’ portfolio securities. In the absence of observable and reliable market quotations, portfolio securities are valued by the Adviser at their “fair value” under procedures established and monitored by the Funds’ Board of Directors.

A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a dealer or independent pricing services is inaccurate.

Among the more specific factors that are considered by the Valuation Committee in determining the fair value of a security are: (1) type of security; (2) financial statements of the issuer; (3) cost at date of purchase (generally used for initial valuation); (4) for restricted securities, the discount from market value of unrestricted securities of the same class at the time of purchase; (5) the existence of a shelf registration for restricted securities; (6) information as to any transactions or offers with respect to the security; (7) special reports prepared by analysts; (8) the existence of merger proposals, tender offers or similar events affecting the security; (9) the price and extent of public trading in similar securities of the issuer or comparable companies; (10) the fundamental analytical data relating to the investment; (11) the nature and duration of restrictions on disposition of the securities; and (12) evaluation of the forces which influence the market in which these securities are purchased and sold.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. Changes in the fair valuation of

MORGAN KEEGAN SELECT FUND, INC.

portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

In light of the market instability and the complexity of fair value judgments, the Board of Directors, effective August 2007, has retained an independent valuation consultant to assist in determining the fair value of certain of the Funds’ portfolio securities. Fair valuation procedures are currently being used to value a substantial portion of the assets of the Funds. The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in this valuation process.

The degree of judgment involved in determining the fair value of an investment security is dependent upon the availability of quoted market prices or observable market parameters. When observable market prices and parameters do not exist, judgment is necessary to estimate fair value. The valuation process takes into consideration factors such as interest rate changes, movements in credit spreads, default rate assumptions, prepayment assumptions, type and quality of collateral, security seasoning, and market dislocation. Imprecision in estimating fair value can impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. The following table sets forth a sensitivity analysis to demonstrate the inherent volatility, on an absolute value basis, in the value of the Funds’ “fair valued” investments at August 31, 2007. A hypothetical 10% change in the “fair value” of all such portfolio securities could result in an increase or decrease in valuation of the overall portfolio of the magnitude listed below. These measures do not reflect diversification benefits across categories of assets and, given the differing likelihood of such events occurring, these measures have not been aggregated:

10% Sensitivity Measure as of August 31, 2007***	Short Term Bond Fund	Intermediate Bond Fund	High Income Fund
A-Rated Securities by NRSRO . . . . . . . . .	$1,247,823	$15,157,193	$2,255,093
B-Rated Securities by NRSRO . . . . . . . . . .	1,059,312	18,846,403	13,757,143
C-Rated Securities by NRSRO . . . . . . . . . .	—	26,944	1,218,474
Other/Unrated Securities . . . . . . . . . . . . . .	—	599,625	12,502,886

***	Unaudited.

MORGAN KEEGAN SELECT FUND, INC.

The following tables illustrate the level of estimates inherent in the fair value determinations of each Fund and the instability in the markets and the impact to the net assets of the Funds during the periods indicated for securities whose fair values were determined by the Valuation Committee.

The tables reconcile the securities whose fair values were determined by the Valuation Committee from one period end to another, including demonstrating the amounts of purchases/(sales), realized gains/(losses), changes in unrealized appreciation/(depreciation), and the effects of accretion/(amortization) during the periods indicated. Credit rating reclassifications represent securities whose credit ratings were changed by a nationally recognized statistical rating organization (“NRSRO”). Change source to/(from) fair value represents securities that were fair valued by the Valuation Committee during some but not all of the periods indicated. For the periods in which the securities were not fair valued by the Valuation Committee, they were priced under the Fund’s pricing procedures based on market quotations.

MORGAN KEEGAN SELECT FUND, INC.

Short Term Bond Fund

	A-Rated Securities by NRSRO	%	B-Rated Securities by NRSRO	%
Fair valued investments at value— June 30, 2006	$4,408,322	36.6%	$7,620,337	63.4%
Net purchases at cost	6,710,979	46.4%	6,259,140	43.3%
Realized gains	4,990	6.1%	77,141	93.9%
Change in unrealized appreciation/(depreciation)	(1,217)	0.2%	(540,755)	105.6%
Accretion/(amortization)	(9,487)	318.2%	6,506	(218.2)%

Fair valued investments at value— June 30, 2007	$11,113,587	42.6%	$13,422,369	51.5%

Net purchases/(sales) at cost***	1,785,388	(636.4)%	(447,822)	159.6%
Realized gains/(losses)***	588	(0.5)%	(229,549)	207.1%
Change in unrealized (depreciation)***	(817,173)	20.3%	(3,169,940)	78.9%
Accretion/(amortization)***	(4,164)	216.9%	2,244	(116.9)%
Change source to/(from) fair value***	400,000	28.3%	1,015,818	71.7%

Fair valued investments at value— August 31, 2007***	$12,478,226	54.1%	$10,593,120	45.9%

***	Unaudited.

MORGAN KEEGAN SELECT FUND, INC.

Other/ Unrated Securities	%	Total	%

$—	—	$12,028,659	100%
1,500,000	10.4%	14,470,119	100%
—	—	82,131	100%
30,000	(5.9)%	(511,972)	100%
—	—	(2,981)	100%

$1,530,000	5.9%	$26,065,956	100%

(1,618,128)	576.7%	(280,562)	100%
118,128	(106.6)%	(110,833)	100%
(30,000)	0.7%	(4,017,113)	100%
—	—	(1,920)	100%
—	—	1,415,818	100%

$—	—	$23,071,346	100%

MORGAN KEEGAN SELECT FUND, INC.

Intermediate Bond Fund

	A-Rated Securities by NRSRO	%	B-Rated Securities by NRSRO	%
Fair valued investments at value— June 30, 2006	$87,998,103	23.4%	$258,819,352	68.8%
Net purchases at cost	147,891,291	80.4%	28,829,641	15.7%
Realized gains/(losses)	407,136	(43.8)%	223,478	(24.1)%
Change in unrealized (depreciation)	(2,229,845)	10.1%	(16,061,849)	72.5%
Accretion/(amortization)	(884,165)	222.0%	482,088	(121.0)%
Change source to/(from) fair value	(9,005,832)	41.7%	(10,512,380)	48.6%
Credit rating reclassifications	—	—	2,856,738	—

Fair valued investments at value— June 30, 2007	$224,176,688	43.5%	$264,637,068	51.4%

Net (sales) at cost***	(51,352,535)	61.0%	(25,562,923)	30.4%
Realized gains/(losses)***	(4,187,901)	47.0%	(4,603,028)	51.7%
Change in unrealized (depreciation)***	(21,665,477)	20.1%	(80,362,293)	74.5%
Accretion/(amortization)***	(205,235)	179.3%	26,016	(22.7)%
Change source to/(from) fair value***	4,806,385	14.8%	25,840,746	79.7%
Credit rating reclassifications***	—	—	8,488,443	—

Fair valued investments at value— August 31, 2007***	$151,571,925	43.8%	$188,464,029	54.4%

***	Unaudited.

MORGAN KEEGAN SELECT FUND, INC.

C-Rated Securities by NRSRO	%	Other/ Unrated Securities	%	Total	%

$189,000	0.1%	$29,049,886	7.7%	$376,056,341	100%
—	—	7,234,912	3.9%	183,955,844	100%
—	—	(1,559,549)	167.9%	(928,935)	100%
(239)	—	(3,855,676)	17.4%	(22,147,609)	100%
239	(0.1)%	3,522	(0.9)%	(398,316)	100%
(189,000)	0.9%	(1,907,610)	8.8%	(21,614,822)	100%
193,329	—	(3,050,067)	—	—	—

$193,329	—	$25,915,418	5.0%	$514,922,503	100%

—	—	(7,212,849)	8.6%	(84,128,307)	100%
(200,856)	2.3%	88,627	(1.0)%	(8,903,158)	100%
(1,491,757)	1.4%	(4,370,248)	4.1%	(107,889,775)	100%
1,033	(0.9)%	63,744	(55.7)%	(114,442)	100%
1,767,695	5.5%	—	—	32,414,826	100%
—	—	(8,488,443)	—	—	—

$269,444	0.1%	$5,996,249	1.7%	$346,301,647	100%

MORGAN KEEGAN SELECT FUND, INC.

High Income Fund

	A-Rated Securities by NRSRO	%	B-Rated Securities by NRSRO	%
Fair valued investments at value— June 30, 2006	$11,225,127	1.9%	$373,574,472	63.3%
Net purchases/(sales) at cost	26,968,393	25.1%	(16,087,939)	(15.0)%
Realized gains/(losses)	(447,327)	6.1%	(1,759,823)	23.8%
Change in unrealized (depreciation)	(2,050,285)	2.1%	(61,288,544)	61.4%
Accretion/(amortization)	(3,054,143)	(70.1)%	3,670,689	84.3%
Change source to/(from) fair value	(1,036,702)	(3.4)%	32,710,875	107.6%
Credit rating reclassifications	—	—	4,079,691	—

Fair valued investments at value— June 30, 2007	$31,605,063	5.1%	$334,899,421	53.6%

Net (sales) at cost ***	(1,432,841)	1.0%	(91,101,618)	63.3%
Realized (losses) ***	(10,893,518)	22.5%	(20,170,346)	41.7%
Change in unrealized appreciation/(depreciation)***	3,535,596	(2.5)%	(87,870,428)	61.4%
Accretion/(amortization)***	(263,372)	(46.1)%	264,882	46.4%
Change source to/(from) fair value***	—	—	7,325,224	101.4%
Credit rating reclassifications ***	—	—	(5,775,706)	—

Fair valued investments at value— August 31, 2007 ***	$22,550,928	7.6%	$137,571,429	46.3%

***	Unaudited.

The net purchases/(redemptions) from each Fund and no-load total return of each Fund’s Class A Shares for the period July 1, 2007 through August 31, 2007 was as follows:

Fund	Net Purchases/ (Redemptions)*	Total Return*
Short Term Bond Fund	$1,325,301	(4.55)%
Intermediate Bond Fund	(330,931,678)	(16.84)%
High Income Fund	(374,500,256)	(30.64)%

*	Unaudited and not annualized.

MORGAN KEEGAN SELECT FUND, INC.

C-Rated Securities by NRSRO	%	Other/ Unrated Securities	%	Total	%

$39,126,624	6.6%	$166,092,071	28.2%	$590,018,294	100%
(23,696,103)	(22.1)%	120,182,188	111.9%	107,366,539	100%
873,845	(11.8)%	(6,059,040)	82.0%	(7,392,345)	100%
(3,648,891)	3.7%	(32,908,092)	32.9%	(99,895,812)	100%
2,075,989	47.7%	1,664,087	38.2%	4,356,622	100%
(52,764)	(0.2)%	(1,206,905)	(4.0)%	30,414,504	100%
2,464,060	—	(6,543,751)	—	—	—

$17,142,760	2.7%	$241,220,558	38.6%	$624,867,802	100%

(5,098,586)	3.5%	(46,301,563)	32.2%	(143,934,608)	100%
(3,157,088)	6.5%	(14,151,343)	29.3%	(48,372,295)	100%
(3,897,091)	2.7%	(54,784,929)	38.3%	(143,016,852)	100%
302,142	52.9%	267,616	46.8%	571,268	100%
823,059	11.4%	(927,642)	(12.8)%	7,220,641	100%
6,069,542	—	(293,836)	—	—	—

$12,184,738	4.1%	$125,028,861	42.0%	$297,335,956	100%

REPORT OF INDEPENDENT REGISTERED

CERTIFIED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Morgan Keegan Select Fund, Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Regions Morgan Keegan Select Short Term Bond Fund, Regions Morgan Keegan Select Intermediate Bond Fund and Regions Morgan Keegan Select High Income Fund (constituting Morgan Keegan Select Fund, Inc., hereafter referred to as the “Funds”) at June 30, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2007 by correspondence with the custodian, brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for the opinion expressed above.

As explained in Notes 2 and 9, the financial statements include securities valued at $26,065,956 (29 percent of net assets), $514,922,503 (51 percent of net assets) and $624,867,802 (59 percent of net assets) of Regions Morgan Keegan Select Short Term Bond Fund, Regions Morgan Keegan Select Intermediate Bond Fund and Regions Morgan Keegan Select High Income Fund, respectively, whose fair values have been estimated in good faith by Morgan Asset Management, Inc.’s Valuation Committee under procedures established by the Funds’ Board of Directors in the absence of readily ascertainable market values. However, these estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

PricewaterhouseCoopers LLP

Tampa, Florida

October 3, 2007

BOARD OF DIRECTORS AND OFFICERS

The following tables set forth information concerning the Directors and Officers of the Funds. All persons named as Directors and Officers also serve in similar capacities for the other registered investment companies in the Regions Morgan Keegan Fund complex overseeing a total of eighteen portfolios. The Regions Morgan Keegan Fund complex includes Morgan Keegan Select Fund, Inc., Regions Morgan Keegan Select Funds, RMK Advantage Income Fund, Inc., RMK High Income Fund, Inc., RMK Multi-Sector High Income Fund, Inc. and RMK Strategic Income Fund, Inc.

An asterisk (*) indicates the Directors and/or Officers who are “interested persons” of the Funds as defined by the 1940 Act by virtue of their positions with the Adviser, Morgan Keegan and/or Regions, the publicly held parent of the Adviser, and its other subsidiaries. The Statement of Additional Information for the Funds includes additional information about the Fund’s Directors and is available upon request, without charge, by calling the Funds toll-free at 800-564-2188.

DIRECTORS

Name, Address(1), Age, Position(s) held with Funds, Term of Office(2), Length of Service	Principal Occupation(s) During Past Five Years and Other Directorships Held by Director

Allen B. Morgan, Jr.* Age 64, Chairman and Director, Since 1999	Mr. Morgan has served as a Director and Vice-Chairman of Regions Financial Corporation since 2001 and 2003, respectively. He also has served as a Director of Morgan Asset Management, Inc. since 1993. Mr. Morgan has been Chairman of Morgan Keegan & Company, Inc. since 1969 and Executive Managing Director of Morgan Keegan & Company, Inc. since 1969.

J. Kenneth Alderman* Age 55, Director, Since 2003	Mr. Alderman has been President of Regions Morgan Keegan Trust and Vice-Chairman and Chief Executive Officer of Morgan Asset Management, Inc. since 2002. He has been Executive Vice President of Regions Financial Corporation since 2000. He is a Certified Public Accountant and he holds the Chartered Financial Analyst designation.

BOARD OF DIRECTORS AND OFFICERS

Name, Address(1), Age, Position(s) held with Funds, Term of Office(2), Length of Service	Principal Occupation(s) During Past Five Years and Other Directorships Held by Director

Jack R. Blair Age 65, Director, Since 2005	Mr. Blair serves as non-executive Chairman of DJO, Inc. (orthopedic equipment). He also serves as a director of NuVasive, Inc. (medical device company), Buckman Laboratories, Inc. (specialty chemicals manufacturer) and Active Implants Corporation (orthopedic medical device company). Mr. Blair served as non-executive Chairman of SCB Computer Technology, Inc. from September 2000 until March 2004 when the company was acquired by CIBER, Inc.

Albert C. Johnson Age 62, Director, Since 2005	Mr. Johnson has been an independent financial consultant since 1998. He also has served as a Director of Books-A-Million, Inc. since 2005. He was Senior Vice President and Chief Financial Officer of Dunn Investment Company (construction) from 1994 to 1998. He also was with Arthur Andersen LLP from 1965 to 1994, retiring as the Managing Partner of the firm’s Birmingham Office.

James Stillman R. McFadden Age 49, Director, Since 1999	Mr. McFadden has been Chief Manager of McFadden Communications, LLC (commercial printing) since 2002. He also has served as a Director for several private companies since 1997.

W. Randall Pittman Age 53, Director, Since 2003	Mr. Pittman has been Chief Financial Officer of Emageon Inc. (healthcare information systems) since 2002. From 1999 to 2002, he was Chief Financial Officer of BioCryst Pharmaceuticals, Inc. (biotechnology). From 1998 to 1999, he was Chief Financial Officer of ScandiPharm, Inc. (pharmaceuticals). From 1995 to 1998, he served as Senior Vice President – Finance of CaremarkRx (pharmacy benefit management). From 1983 to 1995, he held various positions with AmSouth Bancorporation (bank holding company), including Executive Vice President and Controller.

BOARD OF DIRECTORS AND OFFICERS

Name, Address(1), Age, Position(s) held with Funds, Term of Office(2), Length of Service	Principal Occupation(s) During Past Five Years and Other Directorships Held by Director

Mary S. Stone Age 56, Director, Since 2003	Ms. Stone has been a professor at the University of Alabama Culverhouse School of Accountancy since 1981 and held the Hugh Culverhouse Endowed Chair of Accountancy since 2002. She has served as Director of the Culverhouse School of Accountancy since 2004. She is also a former member of Financial Accounting Standards Advisory Council, AICPA, Accounting Standards Executive Committee and AACSB International Accounting Accreditation Committee. She is a Certified Public Accountant.

Archie W. Willis, III Age 49, Director, Since 2002	Mr. Willis has been President of Community Capital (financial advisory and real estate development) since 1999 and Vice President of Community Realty Company (real estate brokerage) since 1999. He was a First Vice President of Morgan Keegan & Company, Inc. from 1991 to 1999. He also has served as a Director of Memphis Telecom, LLC since 2001 and a Member of the Advisory Board of Tri-State Bank of Memphis since 2006.
(1)	The address of each Director is c/o the Company, Fifty North Front Street, 21st Floor, Memphis, Tennessee 38103.

(2)	Each Director serves until his or her resignation or retirement.

BOARD OF DIRECTORS AND OFFICERS

OFFICERS

Name, Address(1), Age, Position(s) held with Funds, Term of Office(2), Length of Service	Principal Occupation(s) During Past Five Years

Brian B. Sullivan* Age 52, President, Since 2006(3)	Mr. Sullivan has served as President and Chief Investment Officer of Morgan Asset Management, Inc. since 2006. From 1999 to 2002 and from 2005 to 2007, Mr. Sullivan has served as President of AmSouth Asset Management, Inc., which will merge into Morgan Asset Management, Inc. in late 2007. From 1996 to 1999 and from 2002 to 2005, Mr. Sullivan served as Vice President of AmSouth Asset Management, Inc. Since joining AmSouth Bank in 1982 through 1996, Mr. Sullivan served in various capacities including Equity Research Analyst and Chief Fixed Income Officer and was responsible for Employee Benefits Portfolio Management and Regional Trust Investments. He holds the Chartered Financial Analyst designation.

Thomas R. Gamble* Age 64, Vice President, Since 2003	Mr. Gamble has been an executive at Regions Financial Corporation since 1981. He was a Corporate IRA Manager from 2000 to 2001 and a Senior Vice President and Manager of Employee Benefits at the Birmingham Trust Department of Regions Bank from 1981 to 2000.

SUPPLEMENTAL INFORMATION

Name, Address(1), Age, Position(s) held with Funds, Term of Office(2), Length of Service	Principal Occupation(s) During Past Five Years

J. Thompson Weller* Age 42, Treasurer, Since 2006(3), and Assistant Secretary, Since 2003	Mr. Weller has been a Managing Director and Controller of Morgan Keegan & Company, Inc. since 2001. He was Senior Vice President and Controller of Morgan Keegan & Company, Inc. from 1998 to 2001, Controller and First Vice President from 1997 to 1998, Controller and Vice President from 1995 to 1997 and Assistant Controller from 1992 to 1995. Mr. Weller also served as a Business Systems Analyst in the Investment Information Division of Metropolitan Life Insurance Co. from 1991 to 1992. Mr. Weller was also with Arthur Andersen & Co. in 1988 and Andersen Consulting from 1989 to 1991.

Charles D. Maxwell* Age 53, Secretary and Assistant Treasurer, Since 1999	Mr. Maxwell has been Executive Managing Director, Chief Financial Officer, Treasurer and Secretary of Morgan Keegan & Company, Inc. since 2006. Mr. Maxwell previously served as Managing Director of Morgan Keegan & Company, Inc. from 1998 to 2006 and Assistant Treasurer and Assistant Secretary of Morgan Keegan & Company, Inc. from 1994 to 2006. Mr. Maxwell has been Secretary and Treasurer of Morgan Asset Management, Inc. since 1993. He was Senior Vice President of Morgan Keegan & Company, Inc. from 1995 to 1997. Mr. Maxwell also was with the accounting firm of Ernst & Young LLP from 1976 to 1986 and served as a Senior Manager from 1984 to 1986.

SUPPLEMENTAL INFORMATION

Name, Address(1), Age, Position(s) held with Funds, Term of Office(2), Length of Service	Principal Occupation(s) During Past Five Years

Michele F. Wood* Age 38, Chief Compliance Officer, Since 2006	Ms. Wood has been the Chief Compliance Officer of Morgan Asset Management, Inc. since 2006 and is also a Senior Vice President of Morgan Keegan & Company, Inc. She was a Senior Attorney and First Vice President of Morgan Keegan & Company, Inc. from 2002 to 2006. She was a Staff Attorney with FedEx Corporation from 2001 to 2002 specializing in employment litigation. She was an Associate with Ford & Harrison LLP from 1997 to 2001.
(1)

The address of Messrs. Weller and Maxwell and Ms. Wood is 50 North Front Street, Memphis, Tennessee 38103. The address of Messrs. Sullivan and Gamble is 1901 6th Avenue North, 4th Floor, Birmingham, Alabama 35203.

(2)	Officers of the Funds are elected and appointed annually by the Board of Directors and hold office until they resign, are removed or are otherwise disqualified to serve.

(3)

On November 10, 2006, the Board of Directors of the Funds appointed Mr. Brian B. Sullivan as President and Mr. J. Thompson Weller as Treasurer of the Funds to replace Mr. Carter E. Anthony and Mr. Joseph C. Weller, respectively, who retired as officers of the Funds.

SUPPLEMENTAL INFORMATION

PRIVACY POLICY NOTICE

Regions Morgan Keegan Select Funds, their distributor (Morgan Keegan & Company, Inc.) and their agents (referred to as the “Funds,” “we” or “us”) recognize that consumers (referred to as “you” or “your”) expect us to protect both your assets and financial information. We respect your right to privacy and your expectation that all personal information about you or your account will be maintained in a secure manner. We are committed to maintaining the confidentiality, security and integrity of client and shareholder information. We want you to understand the Funds’ policy that governs the handling of your information, how the Funds gather information, how that information is used and how it is kept secure.

Information the Funds Collect

The Funds collect nonpublic personal information about you from the following sources:

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We may receive information from you, or from your financial representative, on account applications, other forms or electronically (such as through the Funds’ website or other electronic trading mechanisms). Examples of this information include your name, address, social security number, assets and income.

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We may receive information from you, or from your financial representative, through transactions with us or others, correspondence and other communications. Examples of this information include specific investments and your account balances.

■	We may obtain other personal information from you in connection with providing you a financial product or service. Examples of this information include depository, debit or credit account numbers.

Information Sharing Policy

The Funds may share the nonpublic personal information about you, as described above, with financial or non-financial companies or other entities, including companies that may be affiliated with the Funds and other nonaffiliated third parties, for the following purposes:

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We may share information when it is necessary and required to process a transaction or to service a customer relationship. For example, information may be shared with a company that provides account record keeping services or a company that provides proxy services to shareholders.

SUPPLEMENTAL INFORMATION

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We may share information when it is required or permitted by law. For example, information may be shared in response to a subpoena or to protect you against fraud or with someone who has established a legal beneficial interest, such as a power of attorney.

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We may disclose all of the information we collect, as described above, to companies that perform marketing or other services on our behalf or to other financial institutions with whom we have agreements, for the limited purpose of jointly offering, endorsing or sponsoring a financial product or service. For example, we may share information about you for these limited purposes with the bank, broker dealer or other financial intermediary through whom you purchased the Funds’ products or services, or with providers of marketing, legal, accounting or other professional services. The Funds will not, however, disclose a consumer’s account number or similar form of access number or access code for credit card, deposit or transaction accounts to any nonaffiliated third party for use in telemarketing, direct mail or other marketing purposes.

Except as described above, the Funds do not share customer information. We will not rent, sell, trade or otherwise release or disclose any personal information about you. Any information you provide to us is for the Funds’ use only. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

Information Security

When the Funds share nonpublic customer information with third parties hired to facilitate the delivery of certain products or services to our customers, such information is made available for limited purposes and under controlled circumstances designed to protect our customers’ privacy. We require third parties to comply with our standards regarding security and confidentiality of such information. We do not permit them to use that information for their own or any other purposes, or rent, sell, trade or otherwise release or disclose the information to any other party. These requirements are reflected in written agreements between the Funds and the third party service providers.

The Funds protect your personal information in several ways. We maintain physical, electronic and procedural safeguards to guard your nonpublic personal information. Each of the following sections explains an aspect of the Funds’ commitment to protecting your personal information and respecting your privacy.

SUPPLEMENTAL INFORMATION

Employee Access to Information

All of the Funds’ employees must adhere to the Funds’ policy on confidentiality. Employee access to customer information is authorized for business purposes only, and the degree of access is based on the sensitivity of the information and on an employee’s or agent’s need to know the information in order to service a customer’s account or comply with legal requirements.

Visiting the Funds’ Website

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The Funds’ website (www.rmkfunds.com) gathers and maintains statistics about the number of visitors as well as what information is viewed most frequently. This information is used to improve the content and level of service we provide to our clients and shareholders.

■	Information or data entered into a website will be retained.

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Where registration to a website or re-entering personal information on a website is required, “cookies” are used to improve your online experience. A cookie is a way for websites to recognize whether or not you have visited the site before. It is a small file that is stored on your computer that identifies you each time you re-visit our site so you don’t have to resubmit personal information. Cookies provide faster access into the website.

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We may also collect non-personally identifiable Internet Protocol (“IP”) addresses for all other visitors to monitor the number of visitors to the site. These non-personally identifiable IP addresses are never shared with any third party.

E-mail

If you have opted to receive marketing information from the Funds by e-mail, it is our policy to include instructions in all marketing messages on how to unsubscribe from subsequent e-mail programs. Some products or services from the Funds are intended to be delivered and serviced electronically. E-mail communication may be utilized in such cases. If you participate in an employer-sponsored retirement plan administered by the Funds, we may, at your employer’s request, send you e-mail on matters pertaining to the retirement plan.

Please do not provide any account or personal information such as social security numbers, account numbers or account balances within your e-mail correspondence to us. We cannot use e-mail to execute transaction instructions, provide personal account information or change account registration. We can, however, use e-mail to provide you with the necessary forms. You can also use customer service to do so. Call us toll-free at 800-564-2188.

SUPPLEMENTAL INFORMATION

Surveys/Aggregate Data

Periodically, the Funds may conduct surveys about financial products and services or review elements of customer information in an effort to forecast future business needs. The Funds then generate reports that include aggregate data regarding its customers. Aggregate data classifies customer information in various ways but that does not identify individual customers. These reports may also include information on website traffic patterns and related information. These reports are used for the Funds’ planning, statistical and other corporate purposes. Aggregate data may also be shared with external parties, such as marketing organizations. However, no information is shared by which any individual customer could be identified.

Changes to Our Privacy Statement

The Funds reserve the right to modify or remove parts of this privacy statement at any time. Notice will be provided to you in advance of any changes that would affect your rights under this policy statement.

PROXY VOTING POLICIES & RECORD OF VOTING ACTIVITY

The Funds vote proxies related to their portfolio securities according to a set of policies and procedures approved by the Funds’ Board of Directors. You may view the proxy voting activity for each Fund during the most recent twelve month period ended June 30 as well as a description of the policies and procedures, without charge, by calling 800-564-2188, by visiting the Fund’s website at www.rmkfunds.com or by visiting the SEC’s website at www.sec.gov.

QUARTERLY REPORTS ON PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings as of the first and third quarters of their fiscal years on Form N-Q with the SEC no more than sixty days after the close of those quarters. You may obtain the Funds’ Form N-Q filings, without charge, by calling 800-564-2188 or you may view these filings by visiting the SEC’s website at www.sec.gov. The Funds’ last Form N-Q filing is available on the Funds’ website at www.rmkfunds.com. The Funds’ Form N-Q filings may also be reviewed and copied at the SEC’s Public Reference Room in

SUPPLEMENTAL INFORMATION

Washington, D.C. Call 800-SEC-0330 for information on the operation of the Public Reference Room. A description of the Funds’ policies and procedures with respect to disclosure of its portfolio securities is available in the Funds’ Statement of Additional Information.

FEDERAL TAX INFORMATION

(UNAUDITED)

For the fiscal year ended June 30, 2007, the amount of long-term capital gain designated by Regions Morgan Keegan Select Short Term Bond Fund, Regions Morgan Keegan Select High Intermediate Bond Fund and Regions Morgan Keegan Select High Income Fund were $0, $0 and $0, respectively.

For the fiscal year ended June 30, 2007, 1.07%, 1.73% and 5.33% of the distributions from net investment income paid by Regions Morgan Keegan Select Short Term Bond Fund, Regions Morgan Keegan Select Intermediate Bond Fund and Regions Morgan Keegan Select High Income Fund, respectively, are qualifying dividends which may be subject to a minimum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with reporting of your distributions on Form 1099-DIV.

Of the ordinary income (including short-term capital gain) distributions made by Regions Morgan Keegan Select Short Term Bond Fund, Regions Morgan Keegan Select Intermediate Bond Fund and Regions Morgan Keegan Select High Income Fund during the fiscal year ended June 30, 2007, 1.07%, 1.73% and 5.33%, respectively, qualified for the dividend received deduction available to corporate shareholders.

SUPPLEMENTAL INFORMATION

INVESTMENT ADVISER Morgan Asset Management, Inc. 1901 6th Avenue North, 4th Floor Birmingham, Alabama 35203	LEGAL COUNSEL Kirkpatrick & Lockhart Preston Gates Ellis LLP 1601 K Street, N.W. Washington, D.C. 20006

CUSTODIAN State Street Bank & Trust Company 801 Pennsylvania Avenue Kansas City, Missouri 64105	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP 4221 West Boy Scout Boulevard, Suite 200 Tampa, Florida 33607-5745

ADMINISTRATOR, DISTRIBUTOR & TRANSFER AGENT Morgan Keegan & Company, Inc. Morgan Keegan Tower 50 North Front Street Memphis, Tennessee 38103

Shares of Regions Morgan Keegan Select Funds, like shares of all mutual funds, are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus. An investor should consider each Fund’s investment objectives, risks and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Funds’ prospectus. To obtain a prospectus, call toll-free 800-564-2188. Please read the prospectus carefully before investing.

REGIONS MORGAN KEEGAN COMPLEX

The Regions Morgan Keegan Fund complex offers mutual funds with a broad variety of investment objectives to meet the financial needs of all types of investors. With approximately $7.1 billion in assets, the fund complex includes five equity funds, one balanced fund, five bond funds, one tax-exempt bond fund, two money market funds and four closed-end funds. You may see an overview of each Fund by visiting the Funds’ website at www.rmkfunds.com. You may also download each Fund’s most recent marketing flyer, prospectus, and annual and semi-annual reports to shareholders.

REGIONS MORGAN KEEGAN SELECT FAMILY OF FUNDS

■	EQUITY FUNDS

Regions Morgan Keegan Select Mid Cap Growth Fund

Regions Morgan Keegan Select Growth Fund

Regions Morgan Keegan Select Core Equity Fund

Regions Morgan Keegan Select Mid Cap Value Fund

Regions Morgan Keegan Select Value Fund

■	BALANCED FUND

Regions Morgan Keegan Select Balanced Fund

■	BOND FUNDS

Regions Morgan Keegan Select High Income Fund

Regions Morgan Keegan Select Intermediate Bond Fund

Regions Morgan Keegan Select Fixed Income Fund

Regions Morgan Keegan Select Limited Maturity Fixed Income Fund

Regions Morgan Keegan Select Short Term Bond Fund

■	TAX-EXEMPT BOND FUND

Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund

■	MONEY MARKET FUNDS

Regions Morgan Keegan Select Treasury Money Market Fund

Regions Morgan Keegan Select Money Market Fund

REGIONS MORGAN KEEGAN CLOSED-END FUNDS

■	RMK Advantage Income Fund, Inc. (NYSE: RMA)
■	RMK High Income Fund, Inc. (NYSE: RMH)
■	RMK Multi-Sector High Income Fund, Inc. (NYSE: RHY)
■	RMK Strategic Income Fund, Inc. (NYSE: RSF)

Morgan Keegan & Company, Inc. is a full service broker dealer that provides personalized investment services to its clients from over 400 offices in 19 states. Please access our website www.morgankeegan.com to locate the Morgan Keegan branch nearest you or contact us at 1-800-366-7426. Morgan Keegan & Company, Inc. is a wholly owned subsidiary of Regions Financial Corporation, a regional financial holding company (NYSE: RF).

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Regions Morgan Keegan™

Item 2.	Code of Ethics.

The Fund has adopted a code of ethics as defined in Item 2 of Form N-CSR that applies to the Fund’s principal executive officer and principal financial officer. Exhibit A of the Fund’s code of ethics was amended during the covered period to add Mr. Brian B. Sullivan and Mr. J. Thompson Weller as covered officers to replace Mr. Carter E. Anthony and Mr. Joseph C. Weller who retired on November 10, 2006 as principal executive and principal financial officer, respectively. The Fund has not made any substantial amendments to its code of ethics during the covered period. The Fund also has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the Fund’s code of ethics is filed as an exhibit pursuant to Item 12(a)(1).

Item 3.	Audit Committee Financial Expert.

The Fund’s Board of Directors (the “Board”) has determined that Albert C. Johnson, James Stillman R. McFadden, W. Randall Pittman and Mary S. Stone are audit committee financial experts, as defined in Item 3 of Form N-CSR, serving on its Audit Committee. Messrs. Johnson, McFadden and Pittman and Ms. Stone are independent for purposes of Item 3(a)(2) of this Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a)-(d) Audit and Non-Audit Fees

Fees billed by PricewaterhouseCoopers LLP (“PwC”) for audit and non-audit services provided to the Fund for the fiscal years ended June 30, 2007 and June 30, 2006 were as follows:

		2007	2006
(a)	Audit Fees	$311,000	$105,000
(b)	Audit-Related Fees(1)	25,000	11,000
(c)	Tax Fees(2)	11,000	10,000
(d)	All Other Fees(3)	6,000	—

	Total Fees	$353,000	$126,000

(1)	Consists of fees for auditing the Fund’s transfer agent and issuance of consent for Form N-14 filing.

(2)	Consists of fees for preparing the Fund’s U.S. income tax returns.

(3)	Consists of out-of-pocket expenses.

(e)(1) Pre-Approval of Audit and Non-Audit Services

Audit and non-audit services provided to the Fund require pre-approval by the Fund’s Audit Committee. The Audit Committee pre-approves these services on a case-by-case basis. The Audit Committee also must pre-approve those non-audit services provided to the Fund’s investment adviser and any entity controlling, controlled by or under common control with the Fund’s investment adviser (the “Affiliated Service Providers”) that provides ongoing services to the Fund, if the service relates directly to the operations and financial reporting of the Fund. Any individual service that does not exceed $15,000 may be pre-approved by the chair of the Audit Committee. Any proposed service exceeding that cost level requires specific pre-approval by the Audit Committee.

(e)(2) None of the services included under (b)-(d) above was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-Audit Fees

The aggregate non-audit fees billed by PwC for services rendered to the Fund were $42,000 and $21,000 for the fiscal years ended 2007 and 2006, respectively.

The aggregate non-audit fees billed by PwC for services rendered to the Fund’s Affiliated Service Providers that provides ongoing services to the Fund were $0 and $0 for the fiscal years ended 2007 and 2006, respectively.

(h) Not applicable as there were no non-audit services rendered to the Fund’s Affiliated Service Providers that provide ongoing services to the Fund for the fiscal years ended 2007 and 2006.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the Fund.

Item 6.	Schedule of Investments.

This schedule is included as part of the Report to Shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Fund.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Fund.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Fund.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors.

Item 11.	Controls and Procedures.

(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), as of a date within 90 days of the filing date of this report, the Fund’s certifying officers have concluded that such disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Fund on Form N-CSR and Form N-Q is accumulated and communicated to the Fund’s management to allow timely decisions regarding required disclosure.

(b)	The Fund’s certifying officers are not aware of any changes in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Fund’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Fund’s internal controls over financial reporting.

Item 12.	Exhibits.

(a)(1)	The code of ethics pursuant to Item 2 is filed herewith.

(a)(2)	The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (the “Sarbanes-Oxley Act”) are filed herewith.

(a)(3)	Not applicable.

(b)	The certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

The certifications provided pursuant to Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 (“Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the Fund specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fund: Morgan Keegan Select Fund, Inc.

By (Signature and Title):	/s/ Brian B. Sullivan
Brian B. Sullivan
President and Principal Executive Officer
Date: October 4, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Brian B. Sullivan
Brian B. Sullivan
President and Principal Executive Officer
Date: October 4, 2007

By (Signature and Title):	/s/ J. Thompson Weller
J. Thompson Weller
Treasurer and Principal Financial Officer
Date: October 4, 2007